                                                               December 31, 1999



                                                                   annual report





ProFunds No-Load Mutual Funds
Bull ProFund
UltraBull ProFund
UltraOTC ProFund
UltraEurope ProFund
Bear ProFund
UltraBear ProFund
UltraShort OTC ProFund
UltraShort Europe ProFund
Money Market ProFund


[LOGO OF PROFUNDS]

                               Table of Contents

--------------------------------------------------------------------------------

         Letter from the Chairman...........................................   1

         Letter from the Investment Advisor.................................   3

         Schedules of Portfolio Investments and Financial Statements

          Bull ProFund......................................................   5

          UltraBull ProFund.................................................  14

          UltraOTC ProFund..................................................  24

          UltraEurope ProFund...............................................  30

          Bear ProFund......................................................  35

          UltraBear ProFund.................................................  40

          UltraShort OTC ProFund............................................  45

          UltraShort Europe ProFund.........................................  50

          Money Market ProFund..............................................  55

         Notes to Financial Statements......................................  59




         Cash Management Portfolio

          Schedule of Portfolio Investments.................................  69
          Statement of Assets and Liabilities...............................  73

          Statement of Operations...........................................  73

          Statements of Changes in Net Assets...............................  74

          Financial Highlights..............................................  75

          Notes to Financial Statements.....................................  76

PROFUNDS

                           Message from the Chairman

Dear Shareholders:

  I am very pleased to present the Annual Report to the Shareholders of ProFunds for the twelve months ended December 31, 1999.

  Like our first year in operation, our second was one of tremendous success. Over the course of the past twelve months, net assets under management increased 328% and, at the end of the year, topped $2 billion.

  We view our success in attracting assets as a reflection for the need for the innovative indexed products we offer. Needless to say, we are extremely gratified that you and all our other shareholders have chosen to place confidence in us.

  The century concluded with unprecedented volatility and performance in the stock market. With ProFunds that thrive in bull markets, ProFunds that thrive in bear markets and ProFunds that seek to enhance the performance of specified market segments, many investors turned to ProFunds to take advantage of these market conditions.

  And ProFunds continued to deliver the opportunities by providing consistent performance. In 1999 each ProFund tracked its target benchmark with a statistical correlation of .97 or better.

ProFunds Now Cover the Spectrum . . .

  As I let you know in a recent letter, we have responded to our shareholders desire for more Ultra-style investment opportunities. On February 8 of this year, we introduced three new ProFunds:

  . UltraSmall-Cap ProFund--seeks daily investment results that correspond to twice (200%) the performance of the Russell 2000(R) Index.

  . UltraMid-Cap ProFund--seeks daily investment results that correspond to twice (200%) the performance of the S&P MidCap 400 Index.

  . UltraJapan ProFund--seeks daily investment results that correspond to twice (200%) the performance of the Nikkei 225 Stock Average.

  As with the rest of the ProFunds, these new ProFunds charge no transaction fees. Nor are there any restrictions on moving between these ProFunds or any of the other ProFunds.

Other Developments . . .

  As we moved into the New Year, our website, http://www.profunds.com was enhanced to offer you the ability to obtain information about your ProFunds account and to execute exchanges between your ProFunds(/1/). This allows you to access your ProFunds investments at any hour of the day or night.

  UltraOTC ProFund (Investor Class) persisted to be an industry leader in performance with 185.34% average annual return for 1998 and 233.25% average annual return for 1999. These past two years have boosted the ProFund's cumulative return since its inception (December 2, 1997) to 694.88%(/2/).

-----
(/1/)Exchanges involving UltraEurope ProFund currently not available on the
 Internet.
(/2/Past)performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares when redeemed may be worth more or less than the original cost.

  American Skandia, one of the top-selling providers of variable annuities in the nation, chose to offer ProFunds investment options within their products. We are pleased to report that these ProFunds have performed in line with expectations in their first few months in operation.

  Based on the recommendation of ProFund Advisors LLC, the investment advisor to ProFunds, the Trustees of ProFunds approved the closing of the UltraShort Europe ProFund. The Trustees felt that this ProFund had not attracted sufficient interest among prospective investors and was unlikely to do so in the future. The Trustees were also concerned that the ProFund would be unable to continue operating at a competitive expense ratio.

  Check our web site frequently for future news on new services and investment options we plan to offer.

In closing . . .

  Finally, in the pages that follow, you'll find a detailed discussion of the performance of the ProFunds and its performance over the past year. You will also find a letter from ProFund Advisors LLC which discusses many of the factors that affected the performance of different market indices over the past year. We urge you to read this material closely.

  Once again, we deeply appreciate your confidence and support. As always, if you have any questions or require any assistance, please don't hesitate to call us at 1-800-PRO-FUNDS, or visit http://www.profunds.com.

Sincerely,

/s/ Michael L. Sapir

Michael L. Sapir
Chairman, ProFunds

PROFUNDS

                      Message from the Investment Advisor

Dear Shareholders:

  1999 was another year of solid returns for U.S. stocks--over the course of the twelve months, the S&P 500 gained 19.53% and the NASDAQ 100 Index was up a record 101.95%. What's more, both indices capped off the year by hitting new highs on December 31, 1999.

  The increase in the broad market indices was due in large part to the outstanding performance of technology stocks. The companies of the "new economy" lead the way pulling along the more traditional manufacturing types of companies. Clearly investors view the internet and its related e-commerce companies as the wave of the future for everything from communication, to research, to retailing.

The Fed tries to apply the brakes

  Throughout the period, several factors played a role in creating this situation. Early in 1999, in an effort to increase the stability of global markets and increase the pace of their recovery, the Federal Reserve lowered interest rates. While this did have its intended impact, it also pleased investors in the U.S. In late March, the Dow Jones Industrial Average broke the 10,000 barrier for the first time, and in the following months, continued its climb to over 11,000. However by the middle of the second quarter, the strength of the recovery overseas and the possibility that the U.S. economy might be overheating became real concerns to the Fed.

  Fear of inflation once again gripped the markets and valuations moved lower. Gains were further eroded as the Fed raised interest rates in June and again in August. Throughout the third quarter, markets sold off in anticipation that these two increases would not be the last. With each increase, however, investor enthusiasm for technology issues was dampened only momentarily.

Out with the Old, In with the New

  For what only seemed to be seconds after each rate increase, market prices acknowledged the Fed's actions and concerns. Turning conventional wisdom on its head, investors ignored time-honored yardsticks of corporate value like earnings and cash flow as they moved to the technology issues. The P/E ratios of the year's top-performing stocks--where earnings could be measured--were in the triple digits, compared to a ratio of approximately 25 for the market as a whole.

  Even the much-anticipated Y2K effect failed to curb the market's appetite for technology issues--and few could argue that the enthusiasm was entirely misplaced. Advancements in telecommunications, the internet and information transfer are rapidly transforming our lives and the way business is conducted. U.S. companies are at the forefront of this revolution, which is now spreading worldwide. The potential that they represent to investors may be unprecedented--both in domestic markets, and markets abroad.

  Nonetheless, throughout much of 1999, the result was that the U.S. stock markets were clearly split into two different markets--technology and everything else. Moreover, throughout the year, as the valuations of technology stocks rose, market indices grew more and more reflective of their performance.

Going Forward

  The variety of market indices now available make it possible to track the progress of these "other" issues very closely, particularly those in the small and mid-cap sectors--two arenas long overlooked in the technology stampede of the past several years. Overseas equity markets, particularly Japan, are also rebounding strongly. As a result, as we go to press, we just launched three new ProFunds, which will track the progress of the mid-cap and small-cap sectors, and the Japanese equity market.

Sincerely,

/s/ William E. Seale

Dr. William Seale
Director of Portfolio

                               The Bull ProFund

  The Bull ProFund seeks to provide daily investment returns that correspond to the performance of the S&P 500 Index. Over the course of the year ended December 31, 1999, the S&P 500 gained 240.02 points, which the Fund's performance tracked with a statistical correlation of over .99. As a result, for the twelve months, the Fund (Investor Shares) produced a total return of 17.18%* versus a return of 19.53% for the S&P 500.

                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Bull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 1999

Common Stocks (89.2%)
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
3COM Corp.*...........................................       3,075 $    144,525
Abbott Laboratories...................................      16,250      590,078
Adaptec, Inc.*........................................       1,075       53,616
ADC Telecommunications, Inc.*.........................       1,575      114,286
Adobe Systems, Inc. ..................................       1,275       85,744
Advanced Micro Devices, Inc.*.........................       1,550       44,853
AES Corp.*............................................       2,200      164,450
Aetna, Inc. ..........................................       1,600       89,300
AFLAC, Inc. ..........................................       2,825      133,305
Air Products & Chemicals, Inc. .......................       2,475       83,067
Alberto-Culver Co. ...................................         600       15,488
Albertson's, Inc. ....................................       4,475      144,319
Alcan Aluminium Ltd. .................................       2,325       95,761
Alcoa, Inc. ..........................................       3,950      327,849
Allegheny Technologies, Inc. .........................       1,008       22,606
Allergan, Inc. .......................................       1,400       69,650
Allied Waste Industries, Inc.*........................       1,950       17,184
Allstate Corp. .......................................       8,475      203,400
Alltel Corp. .........................................       3,325      274,936
Alza Corp.--Class A*..................................       1,075       37,222
Amerada Hess Corp. ...................................       1,075       61,006
Ameren Corp. .........................................       1,450       47,488
America Online, Inc.*.................................      23,375    1,763,352
American Electric Power, Inc. ........................       2,050       65,856
American Express Co. .................................       4,725      785,531
American General Corp. ...............................       2,600      197,275
American Greetings Corp.--Class A.....................         675       15,947
American Home Products Corp. .........................      13,875      547,195
American International Group, Inc. ...................      16,450    1,778,656
Amgen, Inc.*..........................................      10,950      657,684
AMR Corp.*............................................       1,575      105,525
AmSouth Bancorp.......................................       4,125       79,664
Anadarko Petroleum Corp. .............................       1,350       46,069
Analog Devices*.......................................       1,825      169,725
Andrew Corp.*.........................................         900       17,044
Anheuser-Busch Cos., Inc. ............................       4,975      352,603
AON Corp. ............................................       2,700      108,000
Apache Corp. .........................................       1,200       44,325
Apple Computer, Inc.*.................................       1,725      177,352
Applied Materials, Inc.*..............................       3,950      500,415
Archer-Daniels-Midland Co. ...........................       6,550       79,828
Armstrong World Industries, Inc. .....................         425       14,184
Ashland, Inc. ........................................         775       25,527
Associates First Capital Corp. .......................       7,625      209,211
AT&T Corp. ...........................................      33,725    1,711,544
Atlantic Richfield Co. ...............................       3,425      296,263
Autodesk, Inc. .......................................         650       21,938
Automatic Data Processing, Inc. ......................       6,600      355,574
AutoZone, Inc.*.......................................       1,550       50,084
Avery Dennison Corp. .................................       1,200       87,450
Avon Products, Inc. ..................................       2,550       84,150
Baker Hughes, Inc. ...................................       3,550       74,772
Ball Corp. ...........................................         325       12,797
Bank of America Corp. ................................      18,325      919,685
Bank of New York Co., Inc. ...........................       7,825      313,000
Bank One Corp. .......................................      12,250      392,766
Bard (C.R.) Inc. .....................................         550       29,150
Barrick Gold Corp. ...................................       4,125       72,961
Bausch & Lomb, Inc. ..................................         625       42,773

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Baxter International, Inc. ...........................       3,125 $    196,289
BB&T Corp. ...........................................       3,500       95,813
Bear Stearns Cos., Inc. ..............................       1,250       53,438
Becton, Dickinson & Co. ..............................       2,650       70,888
Bed Bath & Beyond, Inc.*..............................       1,475       51,256
Bell Atlantic Corp. ..................................      16,850    1,037,328
BellSouth Corp. ......................................      20,075      939,761
Bemis Co., Inc. ......................................         550       19,181
Best Buy Co., Inc.*...................................       2,150      107,903
Bestfoods.............................................       2,975      156,373
Bethlehem Steel Corp.*................................       1,400       11,725
Biomet, Inc. .........................................       1,200       48,000
Black & Decker Corp. .................................         925       48,331
Block H & R Inc. .....................................       1,025       44,844
BMC Software, Inc.*...................................       2,575      205,839
Boeing Co. ...........................................      10,150      421,859
Boise Cascade Corp. ..................................         600       24,300
Boston Scientific Corp.*..............................       4,400       96,250
Briggs & Stratton Corp. ..............................         250       13,406
Bristol-Myers Squibb Co. .............................      21,275    1,365,589
Brown-Forman Corp. ...................................         725       41,506
Brunswick Corp. ......................................         975       21,694
Burlington Northern Santa Fe Corp. ...................       4,925      119,431
Burlington Resources, Inc. ...........................       2,250       74,391
Cabletron Systems*....................................       1,950       50,700
Campbell Soup Co. ....................................       4,550      176,028
Capital One Financial Corp. ..........................       2,075       99,989
Cardinal Health, Inc. ................................       2,950      141,231
Carnival Corp.--Class A...............................       6,550      313,172
Carolina Power & Light Co. ...........................       1,700       51,744
Caterpillar, Inc. ....................................       3,750      176,484
CBS Corp.*............................................       8,100      517,894
Cendant Corp.*........................................       7,525      199,883
Centex Corp. .........................................         625       15,430
Central & South West Corp. ...........................       2,250       45,000
CenturyTel, Inc. .....................................       1,475       69,878
Ceridian Corp.*.......................................       1,525       32,883
Champion International Corp. .........................       1,000       61,938
Chase Manhattan Corp. ................................       8,750      679,765
Chevron Corp. ........................................       6,975      604,209
Chubb Corp. ..........................................       1,875      105,586
CIGNA Corp. ..........................................       1,975      159,111
Cincinnati Financial Corp. ...........................       1,750       54,578
Cinergy Corp. ........................................       1,675       40,409
Circuit City Stores, Inc. ............................       2,150       96,884
Cisco Systems, Inc.*..................................      34,900    3,738,662
Citigroup, Inc. ......................................      35,800    1,989,137
Citrix Systems, Inc.*.................................         950      116,850
Clear Channel Communications, Inc.*...................       3,625      323,531
Clorox Co. ...........................................       2,500      125,938
CMS Energy Corp. .....................................       1,225       38,205
Coastal Corp. ........................................       2,300       81,506
Coca-Cola Co. ........................................      27,050    1,575,662
Coca-Cola Enterprises, Inc. ..........................       4,575       92,072
Colgate-Palmolive Co. ................................       6,300      409,499
Columbia Energy Group ................................         875       55,344
Columbia HCA Healthcare Corp. ........................       6,000      175,875
Comcast Corp.--Special Class A........................       7,725      388,181
Comerica, Inc. .......................................       1,675       78,202

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 1999

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Compaq Computer Corp. ................................      18,425 $    498,627
Computer Associates International, Inc. ..............       5,775      403,889
Computer Sciences Corp.*..............................       1,775      167,959
Compuware Corp.*......................................       3,800      141,550
Comverse Technology, Inc.*............................         750      108,563
ConAgra, Inc. ........................................       5,325      120,145
Conoco, Inc.--Class B.................................       6,625      164,797
Conseco, Inc. ........................................       3,500       62,563
Consolidated Edison, Inc. ............................       2,325       80,213
Consolidated Natural Gas Co. .........................       1,025       66,561
Consolidated Stores Corp.*............................       1,175       19,094
Constellation Energy Group, Inc. .....................       1,550       44,950
Cooper Industries, Inc. ..............................       1,000       40,438
Cooper Tire & Rubber Co. .............................         825       12,839
Coors (Adolph) Co.--Class B...........................         400       21,000
Corning, Inc. ........................................       2,650      341,684
Costco Wholesale Corp.*...............................       2,350      214,438
Countrywide Credit Industries, Inc. ..................       1,200       30,300
Crane Co. ............................................         700       13,913
Crown Cork & Seal Co., Inc. ..........................       1,300       29,088
CSX Corp. ............................................       2,325       72,947
Cummins Engine Co. ...................................         450       21,741
CVS Corp. ............................................       4,175      166,739
Dana Corp. ...........................................       1,750       52,391
Danaher Corp. ........................................       1,525       73,581
Darden Restaurants, Inc. .............................       1,400       25,375
Dayton-Hudson Corp. ..................................       4,725      346,992
Deere & Co. ..........................................       2,475      107,353
Dell Computer Corp.*..................................      26,800    1,366,799
Delphi Automotive Systems Corp. ......................       5,950       93,713
Delta Air Lines, Inc. ................................       1,425       70,983
Deluxe Corp. .........................................         775       21,264
Dillards, Inc.--Class A...............................       1,125       22,711
Dollar General Corp. .................................       2,800       63,700
Dominion Resources, Inc. .............................       2,025       79,481
Donnelley (R.R.) & Sons Co. ..........................       1,350       33,497
Dover Corp. ..........................................       2,150       97,556
Dow Chemical Co. .....................................       2,325      310,678
Dow Jones & Co., Inc. ................................         950       64,600
DTE Energy Co. .......................................       1,550       48,631
Du Pont (E.I.) de Nemours.............................      11,000      724,626
Duke Energy Corp. ....................................       3,875      194,234
Dun & Bradstreet Corp. ...............................       1,725       50,888
Eastern Enterprises...................................         275       15,795
Eastman Chemical Co. .................................         825       39,342
Eastman Kodak Co. ....................................       3,450      228,563
Eaton Corp. ..........................................         775       56,284
Ecolab, Inc. .........................................       1,375       53,797
Edison International..................................       3,675       96,239
El Paso Energy Corp. .................................       2,425       94,120
Electronic Data Systems Corp. ........................       5,075      339,708
Eli Lilly & Co. ......................................      11,525      766,413
EMC Corp.*............................................      10,800    1,179,900
Emerson Electric Co. .................................       4,625      265,359
Engelhard Corp. ......................................       1,350       25,481
Enron Corp. ..........................................       7,650      339,469
Entergy Corp. ........................................       2,625       67,594
Equifax, Inc. ........................................       1,500       35,344

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Exxon Mobil Corp. ....................................      36,590 $  2,947,746
Fannie Mae............................................      10,975      685,252
FDX Corp.*............................................       3,200      131,000
Federated Department Stores, Inc.*....................       2,250      113,766
Fifth Third Bancorp...................................       3,275      240,303
First Data Corp. .....................................       4,525      223,138
First Union Corp. ....................................      10,450      342,891
Firstar Corp. ........................................      10,475      221,284
FirstEnergy Corp. ....................................       2,450       55,584
Fleet Boston Financial Corp. .........................       9,850      342,903
Fleetwood Enterprises, Inc. ..........................         350        7,219
Florida Progress Corp. ...............................       1,050       44,428
Fluor Corp. ..........................................         800       36,700
FMC Corp.*............................................         325       18,627
Ford Motor Co. .......................................      12,850      686,671
Fort James Corp. .....................................       2,300       62,963
Fortune Brands, Inc. .................................       1,775       58,686
Foster Wheeler Corp. .................................         400        3,550
FPL Group, Inc. ......................................       1,925       82,414
Franklin Resources, Inc. .............................       2,650       84,966
Freddie Mac...........................................       7,375      347,086
Freeport-McMoran Copper & Gold, Inc.--Class B*........       1,850       39,081
Gannett Co., Inc. ....................................       2,975      242,648
Gap, Inc. ............................................       9,050      416,300
Gateway, Inc.*........................................       3,375      243,211
General Dynamics Corp. ...............................       2,125      112,094
General Electric Co. .................................      35,025    5,420,118
General Instruments Corp.*............................       1,875      159,375
General Mills, Inc. ..................................       3,175      113,506
General Motors Corp. .................................       6,800      494,275
Genuine Parts Co. ....................................       1,875       46,523
Georgia Pacific Corp. ................................       1,800       91,350
Gillette Co. .........................................      11,400      469,537
Global Crossing Ltd.*.................................       8,125      406,250
Golden West Financial Corp. ..........................       1,399       46,867
Goodrich (B.F.) Co. ..................................       1,175       32,313
Goodyear Tire & Rubber Co. ...........................       1,675       47,214
GPU, Inc. ............................................       1,300       38,919
Grainger (W.W.) Inc. .................................         975       46,617
Great Atlantic & Pacific Tea Co. .....................         425       11,847
Great Lakes Chemical Corp. ...........................         600       22,913
GTE Corp. ............................................      10,525      742,670
Guidant Corp.*........................................       3,275      153,925
Halliburton Co. ......................................       4,725      190,181
Harcourt General, Inc. ...............................         750       30,188
Harrah's Entertainment, Inc.*.........................       1,375       36,352
Hartford Financial Services Group, Inc. ..............       2,375      112,516
Hasbro, Inc. .........................................       2,000       38,125
Healthsouth Corp.*....................................       4,000       21,500
Heinz (H.J.) Co. .....................................       3,800      151,288
Helmerich & Payne, Inc. ..............................          20          436
Hercules, Inc. .......................................       1,125       31,359
Hershey Foods Corp. ..................................       1,450       68,875
Hewlett-Packard Co. ..................................      10,750    1,224,828
Hilton Hotels Corp. ..................................       3,975       38,259
Home Depot, Inc. .....................................      24,675    1,691,779
Homestake Mining Co. .................................       2,700       21,094

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 1999

Common Stocks, continued
                                                                     Market
                                                        Shares       Value
                                                      ----------- ------------
Honeywell International, Inc. .......................       8,327 $    480,356
Household International, Inc. .......................       5,050      188,113
Humana, Inc.* .......................................       1,750       14,328
Huntington Bancshares, Inc. .........................       2,450       58,494
IKON Office Solutions, Inc. .........................       1,550       10,559
Illinois Tool Works, Inc. ...........................       3,150      212,822
IMS Health, Inc. ....................................       3,200       87,000
Inco Ltd.*...........................................       2,025       47,588
Ingersoll-Rand Co. ..................................       1,725       94,983
Intel Corp. .........................................      35,650    2,934,440
International Business Machines Corp. ...............      19,100    2,062,799
International Flavors & Fragrances, Inc. ............       1,125       42,469
International Paper Co. .............................       4,375      246,913
Interpublic Group Cos., Inc. ........................       2,975      171,620
ITT Industries, Inc. ................................         950       31,766
J.P. Morgan & Co. ...................................       1,850      234,256
Jefferson-Pilot Corp. ...............................       1,125       76,781
Johnson & Johnson....................................      14,850    1,382,907
Johnson Controls, Inc. ..............................         900       51,188
Jostens, Inc. .......................................         350        8,509
K Mart Corp.*........................................       5,200       52,325
Kansas City Southern Industries, Inc. ...............       1,175       87,684
Kaufman & Broad Home Corp. ..........................         500       12,094
Kellogg Co. .........................................       4,275      131,723
Kerr-McGee Corp. ....................................         900       55,800
KeyCorp..............................................       4,800      106,200
Kimberly-Clark Corp. ................................       5,775      376,819
KLA-Tencor Corp.*....................................         950      105,806
Knight Ridder, Inc. .................................         900       53,550
Kohls Corp.*.........................................       1,750      126,328
Kroger Co.*..........................................       8,825      166,572
Leggett & Platt, Inc. ...............................       2,100       45,019
Lexmark International Group, Inc.*...................       1,350      122,175
Limited, Inc. .......................................       2,275       98,536
Lincoln National Corp. ..............................       2,100       84,000
Liz Claiborne, Inc. .................................         625       23,516
Lockheed Martin Corp. ...............................       4,200       91,875
Loews Corp. .........................................       1,125       68,273
Longs Drug Stores, Inc. .............................         425       10,970
Louisiana-Pacific Corp. .............................       1,125       16,031
Lowe's Cos., Inc. ...................................       4,050      241,988
LSI Logic Corp.*.....................................       1,600      108,000
Lucent Technologies, Inc. ...........................      33,325    2,493,126
Mallinckrodt, Inc. ..................................         750       23,859
Manor Care, Inc.*....................................       1,100       17,600
Marriott International, Inc.--Class A................       2,625       82,852
Marsh & McLennan Cos., Inc. .........................       2,825      270,317
Masco Corp. .........................................       4,775      121,165
Mattel, Inc. ........................................       4,425       58,078
May Department Stores Co. ...........................       3,550      114,488
Maytag Corp. ........................................         900       43,200
MBIA, Inc. ..........................................       1,075       56,773
MBNA Corp. ..........................................       8,525      232,306
McDermott International, Inc. .......................         625        5,664
McDonald's Corp. ....................................      14,350      578,484
McGraw-Hill Cos., Inc. ..............................       2,100      129,413
MCI Worldcom, Inc.*..................................      30,112    1,597,845
McKesson HBOC, Inc. .................................       3,000       67,688

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Mead Corp. ...........................................       1,075 $     46,695
MediaOne Group, Inc.*.................................       6,525      501,202
Medtronic, Inc. ......................................      12,650      460,934
Mellon Financial Corp. ...............................       5,425      184,789
Merck & Co., Inc. ....................................      25,000    1,676,563
Meredith Corp. .......................................         550       22,928
Merrill Lynch & Co., Inc. ............................       3,950      329,825
MGIC Investment Corp. ................................       1,125       67,711
Micron Technology, Inc.*..............................       2,850      221,588
Microsoft Corp.*......................................      55,275    6,453,356
Milacron, Inc. .......................................         400        6,150
Millipore Corp. ......................................         475       18,347
Minnesota Mining & Mfg. Co. ..........................       4,275      418,416
Mirage Resorts, Inc.*.................................       2,075       31,773
Molex, Inc. ..........................................       1,675       94,952
Monsanto Co. .........................................       6,800      242,250
Morgan Stanley, Dean Witter & Co. ....................       5,950      849,362
Motorola, Inc. .......................................       6,525      960,806
Nabisco Group Holdings Corp. .........................       3,475       36,922
NACCO Industries, Inc.--Class A.......................          75        4,167
National City Corp. ..................................       6,575      155,745
National Semiconductor Corp.*.........................       1,825       78,133
National Service Industries, Inc. ....................         425       12,538
Navistar International Corp.*.........................         675       31,978
Network Appliance, Inc.*..............................       1,625      134,977
New Century Energies, Inc. ...........................       1,225       37,209
New York Times Co.--Class A...........................       1,800       88,425
Newell Rubbermaid, Inc. ..............................       3,025       87,725
Newmont Mining Corp. .................................       1,775       43,488
Nextel Communications, Inc.--Class A*.................       4,050      417,656
Niagara Mohawk Holdings, Inc.*........................       2,025       28,223
Nicor, Inc. ..........................................         500       16,250
Nike, Inc.--Class B...................................       3,025      149,926
Nordstrom, Inc. ......................................       1,475       38,627
Norfolk Southern Corp. ...............................       4,000       82,000
Nortel Networks Corp. ................................      14,525    1,467,025
Northern States Power Co. ............................       1,650       32,175
Northern Trust Corp. .................................       2,350      124,550
Northrop Grumman Corp. ...............................         750       40,547
Novell, Inc.*.........................................       3,575      142,330
Nucor Corp. ..........................................         925       50,702
Occidental Petroleum Corp. ...........................       3,950       85,419
Office Depot, Inc.*...................................       3,500       38,281
Old Kent Financial Corp. .............................       1,250       44,219
Omnicom Group.........................................       1,900      190,000
Oneok, Inc. ..........................................         325        8,166
Oracle Corp.*.........................................      15,650    1,753,778
Owens-Corning Fiberglass Corp. .......................         600       11,588
Owens-Illinois, Inc.*.................................       1,600       40,100
PACCAR, Inc. .........................................         825       36,558
Pactiv Corp.*.........................................       1,800       19,125
Paine Webber Group, Inc. .............................       1,525       59,189
Pall Corp. ...........................................       1,325       28,570
Parametric Technology Corp.*..........................       2,900       78,481
Parker Hannifin Corp. ................................       1,200       61,575
Paychex, Inc. ........................................       2,675      107,000
PE Corp.-PE Biosystems Group..........................       1,125      135,352
PECO Energy Co. ......................................       1,975       68,631

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 1999

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Penney (J.C.) Co. ....................................       2,750 $     54,828
Peoples Energy Corp. .................................         375       12,563
Peoplesoft, Inc.*.....................................       2,650       56,478
PEP Boys-Manny, Moe & Jack............................         550        5,019
PepsiCo, Inc. ........................................      15,575      549,018
PerkinElmer, Inc. ....................................         500       20,844
Pfizer, Inc. .........................................      41,100    1,333,181
PG&E Corp. ...........................................       4,025       82,513
Pharmacia & Upjohn, Inc. .............................       5,500      247,500
Phelps Dodge Corp. ...................................         850       57,056
Philip Morris Cos., Inc. .............................      25,050      580,847
Phillips Petroleum Co. ...............................       2,675      125,725
Pinnacle West Capital Corp. ..........................         900       27,506
Pitney Bowes, Inc. ...................................       2,825      136,483
Placer Dome, Inc. ....................................       3,400       36,550
PNC Bank Corp. .......................................       3,125      139,063
Polaroid Corp. .......................................         475        8,936
Potlatch Corp. .......................................         300       13,388
PP&L Resources, Inc. .................................       1,525       34,884
PPG Industries, Inc. .................................       1,850      115,741
Praxair, Inc. ........................................       1,700       85,531
Price (T. Rowe) Associates, Inc. .....................       1,275       47,095
Procter & Gamble Co. .................................      14,000    1,533,874
Progressive Corp. ....................................         775       56,672
Providian Financial Corp. ............................       1,525      138,870
Public Service Enterprise Group, Inc. ................       2,350       81,809
Pulte Corp. ..........................................         450       10,125
Quaker Oats Co. ......................................       1,425       93,516
Qualcomm, Inc.*.......................................       7,200    1,269,000
Quintiles Transnational Corp.*........................       1,225       22,892
Ralston-Ralston Purina Group..........................       3,425       95,472
Raytheon Co.--Class B.................................       3,600       95,625
Reebok International Ltd.*............................         600        4,913
Regions Financial Corp. ..............................       2,325       58,416
Reliant Energy, Inc. .................................       3,150       72,056
Republic New York Corp. ..............................       1,125       81,000
Reynolds Metals Co. ..................................         675       51,722
Rite Aid Corp. .......................................       2,725       30,486
Rockwell International Corp. .........................       2,025       96,947
Rohm & Haas Co. ......................................       2,300       93,581
Rowan Cos., Inc.*.....................................         900       19,519
Royal Dutch Petroleum Co.--ADR........................      22,700    1,371,931
Russell Corp. ........................................         350        5,863
Ryder System, Inc. ...................................         675       16,495
Safeco Corp. .........................................       1,375       34,203
Safeway, Inc.*........................................       5,450      193,816
Sara Lee Corp. .......................................       9,725      214,558
SBC Communications, Inc. .............................      36,500    1,779,374
Schering-Plough Corp. ................................      15,725      663,398
Schlumberger Ltd. ....................................       5,925      333,281
Schwab (Charles) Corp. ...............................       8,675      332,903
Scientific-Atlanta, Inc. .............................         825       45,891
Seagate Technology, Inc.*.............................       2,225      103,602
Seagram Co., Ltd. ....................................       4,600      206,713
Sealed Air Corp.*.....................................         900       46,631
Sears, Roebuck & Co. .................................       4,025      122,511
Sempra Energy.........................................       2,550       44,306
Service Corp. International...........................       2,850       19,772
Shared Medical Systems Corp. .........................         275       14,008

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Sherwin-Williams Co. .................................       1,750 $     36,750
Sigma-Aldrich Corp. ..................................       1,075       32,317
Silicon Graphics, Inc.*...............................       1,925       18,889
SLM Holding Corp. ....................................       1,700       71,825
Snap-On, Inc. ........................................         625       16,602
Solectron Corp.*......................................       3,125      297,266
Southern Co. .........................................       7,225      169,788
SouthTrust Corp. .....................................       1,775       67,117
Southwest Airlines Co. ...............................       5,350       86,603
Springs Industries, Inc.--Class A.....................         200        7,988
Sprint Corp. (FON Group)..............................       9,225      620,958
Sprint Corp. (PCS Group)*.............................       4,600      471,500
St. Jude Medical, Inc.*...............................         900       27,619
St. Paul Companies, Inc. .............................       2,425       81,692
Stanley Works.........................................         950       28,619
Staples, Inc.*........................................       5,000      103,750
State Street Corp. ...................................       1,675      122,380
Summit Bancorp........................................       1,850       56,656
Sun Microsystems, Inc.*...............................      16,675    1,291,270
Sunoco, Inc. .........................................         950       22,325
SunTrust Banks, Inc. .................................       3,400      233,963
SuperValu, Inc. ......................................       1,475       29,500
Synovus Financial Corp. ..............................       2,950       58,631
Sysco Corp. ..........................................       3,500      138,469
Tandy Corp. ..........................................       2,025       99,605
Tektronix, Inc. ......................................         500       19,438
Tellabs, Inc.*........................................       4,300      276,006
Temple-Inland, Inc. ..................................         600       39,563
Tenet Healthcare Corp.*...............................       3,400       79,900
Teradyne, Inc.*.......................................       1,800      118,800
Texaco, Inc. .........................................       5,875      319,086
Texas Instruments, Inc. ..............................       8,575      830,702
Texas Utilities Co. ..................................       2,925      104,020
Textron, Inc. ........................................       1,575      120,783
Thermo Electron Corp.*................................       1,675       25,125
Thomas & Betts Corp. .................................         600       19,125
Time Warner, Inc. ....................................      13,700      992,394
Times Mirror Co.--Class A.............................         625       41,875
Timken Co. ...........................................         650       13,284
TJX Cos., Inc. .......................................       3,275       66,933
Torchmark Corp. ......................................       1,400       40,688
Tosco Corp. ..........................................       1,525       41,461
Toys R US, Inc.*......................................       2,550       36,497
Transocean Sedco Forex, Inc. .........................       2,218       74,721
Tribune Co. ..........................................       2,500      137,656
Tricon Global Restaurants, Inc.*......................       1,625       62,766
TRW, Inc. ............................................       1,300       67,519
Tupperware Corp. .....................................         600       10,163
Tyco International Ltd. ..............................      18,350      713,355
U.S. Bancorp..........................................       7,825      186,333
Unicom Corp. .........................................       2,325       77,888
Unilever N.V. ........................................       6,125      333,430
Union Carbide Corp. ..................................       1,400       93,450
Union Pacific Corp. ..................................       2,625      114,516
Union Pacific Resources Group.........................       2,700       34,425
Union Planters Corp. .................................       1,500       59,156
Unisys Corp.*.........................................       3,300      105,394
United Healthcare Corp. ..............................       1,800       95,625
United Technologies Corp. ............................       5,125      333,125

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Bull ProFund                                                  December 31, 1999

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Unocal Corp. .........................................       2,575 $     86,423
UnumProvident Corp. ..................................       2,700       86,569
US Airways Group, Inc.*...............................         750       24,047
US West, Inc. ........................................       5,375      387,000
UST, Inc. ............................................       1,825       45,967
USX-Marathon Group, Inc. .............................       3,325       82,086
USX-U.S. Steel Group, Inc. ...........................         925       30,525
VF Corp. .............................................       1,250       37,499
Viacom, Inc.--Class B*................................       7,400      447,238
Vulcan Materials Co. .................................       1,075       42,933
W.R. Grace & Co.*.....................................         775       10,753
Wachovia Corp. .......................................       2,150      146,200
Wal-Mart Stores, Inc. ................................      47,300    3,269,612
Walgreen Co. .........................................      10,600      310,050
Walt Disney Co. ......................................      21,900      640,575
Warner-Lambert Co. ...................................       9,100      745,631
Washington Mutual, Inc. ..............................       6,075      157,950
Waste Management, Inc. ...............................       6,475      111,289
Watson Pharmaceuticals, Inc.*.........................       1,025       36,708
Wellpoint Health Networks, Inc.*......................         675       44,508
Wells Fargo Co. ......................................      17,550      709,677
Wendy's International, Inc. ..........................       1,275       26,297
Westvaco Corp. .......................................       1,050       34,256
Weyerhaeuser Co. .....................................       2,500      179,531
Whirlpool Corp. ......................................         800       52,050
Willamette Industries, Inc. ..........................       1,200       55,725
Williams Cos., Inc. ..................................       4,675      142,880
Winn-Dixie Stores, Inc. ..............................       1,575       37,702
Worthington Industries, Inc. .........................         975       16,148
Wrigley (WM.) JR Co. .................................       1,225      101,598
Xerox Corp. ..........................................       7,125      161,649
Xilinx, Inc.*.........................................       3,400      154,594
Yahoo!, Inc.*.........................................       2,825    1,222,342
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $127,496,835)..................................              131,173,698
                                                                   ------------
U.S. Treasury Bills (9.1%)
                                                        Principal
                                                         Amount
                                                       -----------
U.S. Treasury Bill, 4.91%, 03/23/00................... $ 2,954,000    2,920,915
U.S. Treasury Bill, 4.86%, 03/30/00...................  10,639,000   10,506,843
                                                                   ------------
TOTAL U.S. TREASURY BILLS
 (Cost $13,432,557)...................................               13,427,758
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $140,929,392)(a) (98.3%).......................              144,601,456
Other assets in excess of liabilities (1.7%)..........                2,486,193
                                                                   ------------
TOTAL NET ASSETS (100.0%).............................             $147,087,649
                                                                   ============

-----
Percentages indicated are based on net assets of $147,087,649.

Futures Contracts Purchased
                                                                   Unrealized
                                                       Contracts      Gain
                                                       ---------- ------------
S&P 500 Future Contract expiring March 2000
 (Underlying face amount at value $23,395,050)........         63 $    246,310

-----
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $2,014,764. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation... $2,969,704
      Unrealized depreciation... (1,312,404)
                                 ----------
      Net unrealized
       appreciation............. $1,657,300
                                 ==========

ADR--American Depositary Receipt

The Bull ProFund's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Aerospace & Defense.......................................................  1.1%
Airlines..................................................................  0.2%
Automotive................................................................  1.0%
Banking...................................................................  4.6%
Biotechnology.............................................................  0.6%
Building & Construction...................................................  0.2%
Business Services.........................................................  0.9%
Chemicals.................................................................  1.1%
Computer Software.........................................................  8.5%
Computers.................................................................  8.8%
Consumer Products.........................................................  2.4%
Containers & Packaging....................................................  0.1%
Diversified...............................................................  0.1%
Electrical & Electronic...................................................  4.3%
Energy & Utilities........................................................  6.9%
Environmental Services....................................................  0.1%
Financial Services........................................................  4.4%
Food & Beverage...........................................................  3.6%
Health Care...............................................................  2.1%
Home Furnishings..........................................................  0.1%
Insurance.................................................................  2.7%
Machinery & Equipment.....................................................  5.7%
Media.....................................................................  3.4%
Metals & Mining...........................................................  0.6%
Office Equipment & Supplies...............................................  0.3%
Paper & Forest Products...................................................  0.6%
Pharmaceuticals...........................................................  5.4%
Retail & Wholesale........................................................  6.2%
Telecommunications........................................................ 11.7%
Textiles & Apparel........................................................  0.2%
Tobacco...................................................................  0.4%
Toys......................................................................  0.1%
Transportation............................................................  0.4%
Travel & Entertainment....................................................  0.4%
Other..................................................................... 10.8%

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

Statement of Assets and Liabilities

                                                               December 31, 1999

Assets:
 Investments, at value (cost $140,929,392).......................  $144,601,456
 Cash............................................................     2,671,193
 Dividends and interest receivable...............................        84,685
 Receivable for investments sold.................................        10,163
 Receivable for capital shares issued............................        26,262
 Variation margin on futures contracts...........................       106,615
 Prepaid expenses................................................        14,105
 Deferred organization costs.....................................           503
                                                                   ------------
 Total Assets....................................................   147,514,982
Liabilities:
 Payable for investments purchased...............................        35,086
 Payable for capital shares redeemed.............................       191,495
 Advisory fees payable...........................................        72,058
 Administration fees payable.....................................         4,280
 Shareholder servicing fees payable--Service Class...............        29,735
 Other accrued expenses..........................................        94,679
                                                                   ------------
 Total Liabilities...............................................       427,333
                                                                   ------------
Net Assets.......................................................  $147,087,649
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $145,033,016
 Accumulated undistributed net investment income.................        24,486
 Accumulated distributions in excess of net realized gains on
  investments and futures contracts..............................    (1,888,227)
 Net unrealized appreciation on investments and futures
  contracts......................................................     3,918,374
                                                                   ------------
Total Net Assets.................................................  $147,087,649
                                                                   ============
Investor Shares:
 Net Assets......................................................  $116,208,049
 Shares of Beneficial Interest Outstanding.......................     1,587,457
 Net Asset Value (offering and redemption price per share).......  $      73.20
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 30,879,600
 Shares of Beneficial Interest Outstanding.......................       428,822
 Net Asset Value (offering and redemption price per share).......  $      72.01
                                                                   ============

Statement of Operations

                                            For the year ended December 31, 1999

Investment Income:
 Interest.........................................................  $ 1,012,353
 Dividends........................................................      119,941
                                                                    -----------
 Total Income.....................................................    1,132,294
Expenses:
 Advisory fees....................................................      256,852
 Management servicing fees........................................       51,512
 Administration fees..............................................       42,221
 Shareholder servicing fees--Service Class........................       67,494
 Fund accounting fees.............................................       12,423
 Registration and filing fees.....................................       73,724
 Transfer agent fees..............................................       52,360
 Custody fees.....................................................        8,465
 Other fees.......................................................       23,959
                                                                    -----------
 Total expenses before waivers....................................      589,010
 Less expenses waived.............................................      (44,512)
                                                                    -----------
 Net expenses.....................................................      544,498
                                                                    -----------
Net Investment Income.............................................      587,796
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts..........    6,369,071
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................    3,648,135
                                                                    -----------
 Net realized and unrealized gains on investments and futures
  contracts.......................................................   10,017,206
                                                                    -----------
Increase In Net Assets Resulting from Operations..................  $10,605,002
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $      587,796     $      79,042
 Net realized gains on investments and
  futures contracts........................        6,369,071           456,309
 Net change in unrealized appreciation on
  investments and futures contracts........        3,648,135           269,984
                                              --------------     -------------
 Net increase in net assets resulting from
  operations...............................       10,605,002           805,335
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................          (38,777)           (5,082)
 Service shares............................               --                (4)
 Net realized gains on investments and
  futures contracts
 Investor shares...........................          (16,650)           (6,056)
 Service shares............................           (4,521)             (568)
                                              --------------     -------------
 Net decrease in net assets resulting from
  distributions............................          (59,948)          (11,710)
Capital Share Transactions:
 Proceeds from shares issued...............    1,102,913,666       113,734,720
 Dividends reinvested......................           57,733            11,264
 Cost of shares redeemed...................     (974,562,273)     (106,452,431)
                                              --------------     -------------
 Net increase in net assets resulting from
  capital share transactions...............      128,409,126         7,293,553
                                              --------------     -------------
 Total increase in net assets..............      138,954,180         8,087,178
Net Assets:
 Beginning of year.........................        8,133,469            46,291
                                              --------------     -------------
 End of year...............................   $  147,087,649     $   8,133,469
                                              ==============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                      Investor Class                                  Service Class
                         ---------------------------------------------  --------------------------------------------
                                                           For the                                       For the
                                                         period from                                   period from
                         For the year  For the year      December 2,    For the year  For the year     December 2,
                            ended         ended            1997(a)         ended         ended           1997(a)
                         December 31,  December 31,    to December 31,  December 31,  December 31,   to December 31,
                             1999          1998             1997            1999          1998            1997
                         ------------  ------------    ---------------  ------------  ------------   ---------------
Net Asset Value,
 Beginning of Period.... $      62.48   $    49.45         $ 50.00      $     62.12     $  49.45         $50.00
                         ------------   ----------         -------      -----------     --------         ------
 Net investment income..         0.34         1.63 (b)        0.10             0.11         1.08 (b)         --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        10.41        11.49           (0.65)            9.79        11.64          (0.55)
                         ------------   ----------         -------      -----------     --------         ------
 Total income/(loss)
  from investment
  operations............        10.75        13.12           (0.55)            9.90        12.72          (0.55)
                         ------------   ----------         -------      -----------     --------         ------
Distribution to
 Shareholders from:
 Net investment income..        (0.02)       (0.04)             --               --           -- (c)         --
 Net realized gains on
  investments and
  futures contracts.....        (0.01)       (0.05)             --            (0.01)       (0.05)            --
                         ------------   ----------         -------      -----------     --------         ------
 Total distributions....        (0.03)       (0.09)             --            (0.01)       (0.05)            --
                         ------------   ----------         -------      -----------     --------         ------
Net Asset Value, End of
 Period................. $      73.20   $    62.48         $ 49.45      $     72.01     $  62.12         $49.45
                         ============   ==========         =======      ===========     ========         ======
Total Return............        17.18%       26.57%          (1.10)%(d)       15.97%       25.68%         (1.10)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year................... $116,208,049   $7,543,922         $46,281      $30,879,600     $589,547         $   10
Ratio of expenses to
 average net assets.....         1.40%        1.63%           1.33%(e)         2.35%        2.67%          1.33%(e)
Ratio of net investment
 income to average net
 assets.................         1.96%        2.84%           2.97%(e)         0.70%        1.89%          0.00%(e)
Ratio of expenses to
 average net assets*....         1.53%        2.40%         423.48%(e)         2.48%        3.30%        424.48%(e)
Portfolio turnover(f)...         1288%          --              --             1288%          --             --

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             The UltraBull ProFund

  The UltraBull ProFund's investment objective is to provide daily investment returns that correspond to 200% of the performance of the S&P 500 Index. For the year ended December 31, 1999, this benchmark gained 240.02 points, which the Fund's performance tracked with a statistical correlation of over .99. As a result, for the twelve months, the Fund (Investor Shares) produced a total return of 29.56%* versus a return of 19.53% for the S&P 500.

                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraBull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 1999

Common Stocks (83.6%)

                                                                      Market
                                                            Shares    Value
                                                            ------ ------------

3COM Corp.*................................................  4,428 $    208,116
Abbott Laboratories........................................ 23,400      849,713
Adaptec, Inc.*.............................................  1,548       77,207
ADC Telecommunications, Inc.*..............................  2,268      164,572
Adobe Systems, Inc.........................................  1,836      123,471
Advanced Micro Devices, Inc.*..............................  2,232       64,589
AES Corp.*.................................................  3,168      236,808
Aetna, Inc.................................................  2,304      128,592
AFLAC, Inc.................................................  4,068      191,959
Air Products & Chemicals, Inc. ............................  3,564      119,617
Alberto-Culver Co..........................................    864       22,302
Albertson's, Inc. .........................................  6,444      207,819
Alcan Aluminium Ltd. ......................................  3,348      137,896
Alcoa, Inc. ...............................................  5,688      472,103
Allegheny Technologies, Inc. ..............................  1,459       32,736
Allergan, Inc..............................................  2,016      100,296
Allied Waste Industries, Inc.*.............................  2,808       24,746
Allstate Corp. ............................................ 12,204      292,895
Alltel Corp................................................  4,788      395,908
Alza Corp.--Class A*.......................................  1,548       53,600
Amerada Hess Corp. ........................................  1,548       87,849
Ameren Corp................................................  2,088       68,382
America Online, Inc.* ..................................... 33,660    2,539,226
American Electric Power, Inc. .............................  2,952       94,833
American Express Co. ......................................  6,804    1,131,165
American General Corp. ....................................  3,744      284,075
American Greetings Corp.--Class A..........................    972       22,964
American Home Products Corp. .............................. 19,980      787,961
American International Group, Inc.......................... 23,688    2,561,264
Amgen, Inc.*............................................... 15,768      947,066
AMR Corp.*.................................................  2,268      151,955
AmSouth Bancorp............................................  5,940      114,716
Anadarko Petroleum Corp. ..................................  1,944       66,339
Analog Devices*............................................  2,628      244,404
Andrew Corp.*..............................................  1,296       24,543
Anheuser-Busch Cos., Inc...................................  7,164      507,748
AON Corp...................................................  3,888      155,520
Apache Corp. ..............................................  1,728       63,828
Apple Computer, Inc.*......................................  2,484      255,386
Applied Materials, Inc.*...................................  5,688      720,598
Archer-Daniels-Midland Co. ................................  9,520      116,025
Armstrong World Industries, Inc............................    612       20,426
Ashland, Inc...............................................  1,116       36,758
Associates First Capital Corp. ............................ 10,980      301,264
AT&T Corp.................................................. 48,564    2,464,622
Atlantic Richfield Co. ....................................  4,932      426,617
Autodesk, Inc..............................................    936       31,590
Automatic Data Processing, Inc.............................  9,504      512,027
AutoZone, Inc.*............................................  2,232       72,122
Avery Dennison Corp. ......................................  1,728      125,928
Avon Products, Inc.........................................  3,672      121,176
Baker Hughes, Inc. ........................................  5,112      107,672
Ball Corp..................................................    468       18,428
Bank of America Corp....................................... 26,388    1,324,347
Bank of New York Co., Inc. ................................ 11,268      450,720
Bank One Corp.............................................. 17,640      565,583
Bard (C.R.) Inc. ..........................................    792       41,976
Barrick Gold Corp..........................................  5,940      105,064
Bausch & Lomb, Inc. .......................................    900       61,594

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------

Baxter International, Inc. ................................  4,500 $    282,656
BB&T Corp..................................................  5,040      137,970
Bear Stearns Cos., Inc. ...................................  1,802       77,036
Becton, Dickinson & Co. ...................................  3,816      102,078
Bed Bath & Beyond, Inc.*...................................  2,124       73,809
Bell Atlantic Corp. ....................................... 24,264    1,493,753
BellSouth Corp. ........................................... 28,908    1,353,256
Bemis Co., Inc.............................................    792       27,621
Best Buy Co., Inc.*........................................  3,096      155,381
Bestfoods..................................................  4,284      225,178
Bethlehem Steel Corp.*.....................................  2,016       16,884
Biomet, Inc................................................  1,728       69,120
Black & Decker Corp........................................  1,332       69,597
Block H & R Inc. ..........................................  1,476       64,575
BMC Software, Inc.*........................................  3,708      296,408
Boeing Co.................................................. 14,616      607,478
Boise Cascade Corp. .......................................    864       34,992
Boston Scientific Corp.*...................................  6,336      138,600
Briggs & Stratton Corp. ...................................    360       19,305
Bristol-Myers Squibb Co. .................................. 30,636    1,966,448
Brown-Forman Corp. ........................................  1,044       59,769
Brunswick Corp. ...........................................  1,404       31,239
Burlington Northern Santa Fe Corp..........................  7,092      171,981
Burlington Resources, Inc..................................  3,240      107,123
Cabletron Systems*.........................................  2,808       73,008
Campbell Soup Co...........................................  6,552      253,481
Capital One Financial Corp. ...............................  2,988      143,984
Cardinal Health, Inc.......................................  4,248      203,373
Carnival Corp.--Class A....................................  9,432      450,967
Carolina Power & Light Co. ................................  2,448       74,511
Caterpillar, Inc...........................................  5,400      254,138
CBS Corp.*................................................. 11,665      745,831
Cendant Corp.*............................................. 10,836      287,831
Centex Corp................................................    900       22,219
Central & South West Corp..................................  3,240       64,800
CenturyTel, Inc. ..........................................  2,124      100,625
Ceridian Corp.*............................................  2,196       47,351
Champion International Corp. ..............................  1,440       89,190
Chase Manhattan Corp. ..................................... 12,600      978,862
Chevron Corp. ............................................. 10,044      870,061
Chubb Corp. ...............................................  2,700      152,044
CIGNA Corp. ...............................................  2,844      229,120
Cincinnati Financial Corp..................................  2,520       78,593
Cinergy Corp. .............................................  2,412       58,190
Circuit City Stores, Inc. .................................  3,096      139,514
Cisco Systems, Inc.*....................................... 50,256    5,383,673
Citigroup, Inc. ........................................... 51,552    2,864,357
Citrix Systems, Inc.*......................................  1,368      168,264
Clear Channel Communications, Inc.*........................  5,220      465,885
Clorox Co. ................................................  3,600      181,350
CMS Energy Corp. ..........................................  1,764       55,015
Coastal Corp. .............................................  3,312      117,369
Coca-Cola Co. ............................................. 38,952    2,268,953
Coca-Cola Enterprises, Inc. ...............................  6,588      132,584
Colgate-Palmolive Co. .....................................  9,072      589,680
Columbia Energy Group......................................  1,260       79,695
Columbia HCA Healthcare Corp. .............................  8,640      253,260
Comcast Corp.--Special Class A............................. 11,124      558,981
Comerica, Inc. ............................................  2,412      112,610

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 1999

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
Compaq Computer Corp....................................... 26,532 $    718,022
Computer Associates International, Inc.....................  8,316      581,600
Computer Sciences Corp.*...................................  2,556      241,862
Compuware Corp.*...........................................  5,472      203,832
Comverse Technology, Inc.*.................................  1,080      156,330
ConAgra, Inc. .............................................  7,668      173,009
Conoco, Inc.--Class B......................................  9,540      237,308
Conseco, Inc. .............................................  5,040       90,090
Consolidated Edison, Inc. .................................  3,348      115,506
Consolidated Natural Gas Co. ..............................  1,476       95,848
Consolidated Stores Corp.*.................................  1,692       27,495
Constellation Energy Group, Inc. ..........................  2,232       64,728
Cooper Industries, Inc. ...................................  1,440       58,230
Cooper Tire & Rubber Co. ..................................  1,188       18,488
Coors (Adolph) Co.--Class B................................    576       30,240
Corning, Inc ..............................................  3,816      492,025
Costco Wholesale Corp.*....................................  3,384      308,790
Countrywide Credit Industries, Inc. .......................  1,728       43,632
Crane Co. .................................................  1,008       20,034
Crown Cork & Seal Co., Inc. ...............................  1,872       41,886
CSX Corp. .................................................  3,348      105,044
Cummins Engine Co. ........................................    648       31,307
CVS Corp. .................................................  6,012      240,104
Dana Corp. ................................................  2,520       75,443
Danaher Corp. .............................................  2,196      105,957
Darden Restaurants, Inc. ..................................  2,016       36,540
Dayton-Hudson Corp. .......................................  6,804      499,668
Deere & Co. ...............................................  3,564      154,589
Dell Computer Corp.*....................................... 38,592    1,968,192
Delphi Automotive Systems Corp. ...........................  8,568      134,946
Delta Air Lines, Inc. .....................................  2,052      102,215
Deluxe Corp. ..............................................  1,116       30,620
Dillards, Inc.--Class A....................................  1,620       32,704
Dollar General Corp. ......................................  4,032       91,728
Dominion Resources, Inc. ..................................  2,916      114,453
Donnelley (R.R.) & Sons Co. ...............................  1,944       48,236
Dover Corp. ...............................................  3,096      140,481
Dow Chemical Co. ..........................................  3,348      447,376
Dow Jones & Co., Inc. .....................................  1,368       93,024
DTE Energy Co. ............................................  2,232       70,029
Du Pont (E.I.) de Nemours.................................. 15,840    1,043,459
Duke Energy Corp. .........................................  5,580      279,698
Dun & Bradstreet Corp. ....................................  2,484       73,278
Eastern Enterprises........................................    396       22,745
Eastman Chemical Co. ......................................  1,188       56,653
Eastman Kodak Co. .........................................  4,968      329,130
Eaton Corp. ...............................................  1,116       81,050
Ecolab, Inc. ..............................................  1,980       77,468
Edison International.......................................  5,292      138,584
El Paso Energy Corp. ......................................  3,492      135,533
Electronic Data Systems Corp. .............................  7,308      489,179
Eli Lilly & Co. ........................................... 16,596    1,103,634
EMC Corp.*................................................. 15,554    1,699,275
Emerson Electric Co. ......................................  6,660      382,118
Engelhard Corp. ...........................................  1,944       36,693
Enron Corp. ............................................... 11,016      488,834
Entergy Corp. .............................................  3,780       97,335
Equifax, Inc. .............................................  2,160       50,895
Exxon Mobil Corp. ......................................... 52,699    4,245,562

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
Fannie Mae................................................. 15,804 $    986,762
FDX Corp.*.................................................  4,608      188,639
Federated Department Stores, Inc.*.........................  3,240      163,823
Fifth Third Bancorp........................................  4,716      346,037
First Data Corp. ..........................................  6,516      321,320
First Union Corp. ......................................... 15,048      493,763
Firstar Corp. ............................................. 15,084      318,650
FirstEnergy Corp...........................................  3,528       80,042
Fleet Boston Financial Corp. .............................. 14,186      493,850
Fleetwood Enterprises, Inc. ...............................    504       10,395
Florida Progress Corp. ....................................  1,512       63,977
Fluor Corp. ...............................................  1,152       52,848
FMC Corp.*.................................................    468       26,822
Ford Motor Co. ............................................ 18,504      988,807
Fort James Corp. ..........................................  3,312       90,666
Fortune Brands, Inc. ......................................  2,556       84,508
Foster Wheeler Corp. ......................................    576        5,112
FPL Group, Inc. ...........................................  2,772      118,676
Franklin Resources, Inc. ..................................  3,816      122,351
Freddie Mac................................................ 10,620      499,804
Freeport-McMoran Copper & Gold, Inc.--Class B*.............  2,664       56,277
Gannett Co., Inc. .........................................  4,284      349,414
Gap, Inc. ................................................. 13,032      599,471
Gateway, Inc.*.............................................  4,860      350,224
General Dynamics Corp. ....................................  3,060      161,415
General Electric Co. ...................................... 50,436    7,804,970
General Instruments Corp.*.................................  2,700      229,500
General Mills, Inc. .......................................  4,572      163,449
General Motors Corp. ......................................  9,792      711,756
Genuine Parts Co. .........................................  2,700       66,994
Georgia Pacific Corp. .....................................  2,592      131,544
Gillette Co. .............................................. 16,416      676,134
Global Crossing Ltd.*...................................... 11,700      585,000
Golden West Financial Corp. ...............................  2,810       94,135
Goodrich (B.F.) Co. .......................................  1,692       46,530
Goodyear Tire & Rubber Co. ................................  2,412       67,988
GPU, Inc. .................................................  1,872       56,043
Grainger (W.W.) Inc. ......................................  1,404       67,129
Great Atlantic & Pacific Tea Co. ..........................    612       17,060
Great Lakes Chemical Corp. ................................    864       32,994
GTE Corp. ................................................. 15,156    1,069,445
Guidant Corp.*.............................................  4,716      221,652
Halliburton Co. ...........................................  6,804      273,861
Harcourt General, Inc. ....................................  1,080       43,470
Harrah's Entertainment, Inc.*..............................  1,980       52,346
Hartford Financial Services Group, Inc. ...................  3,420      162,023
Hasbro, Inc. ..............................................  2,880       54,900
Healthsouth Corp.*.........................................  5,760       30,960
Heinz (H.J.) Co. ..........................................  5,472      217,854
Hercules, Inc. ............................................  1,620       45,158
Hershey Foods Corp. .......................................  2,088       99,180
Hewlett-Packard Co. ....................................... 15,480    1,763,753
Hilton Hotels Corp. .......................................  5,724       55,094
Home Depot, Inc. .......................................... 36,519    2,503,833
Homestake Mining Co. ......................................  3,888       30,375
Honeywell International, Inc. ............................. 11,992      691,795
Household International, Inc. .............................  7,272      270,882
Humana, Inc.*..............................................  2,520       20,633

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 1999

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
Huntington Bancshares, Inc. ...............................  3,528 $     84,231
IKON Office Solutions, Inc. ...............................  2,232       15,206
Illinois Tool Works, Inc. .................................  4,536      306,464
IMS Health, Inc. ..........................................  4,608      125,280
Inco Ltd.*.................................................  2,916       68,526
Ingersoll-Rand Co. ........................................  2,484      136,775
Intel Corp. ............................................... 51,336    4,225,594
International Business Machines Corp. ..................... 27,504    2,970,432
International Flavors & Fragrances, Inc. ..................  1,620       61,155
International Paper Co. ...................................  6,300      355,557
Interpublic Group Cos., Inc. ..............................  4,284      247,133
ITT Industries, Inc. ......................................  1,368       45,743
J.P. Morgan & Co. .........................................  2,664      337,329
Jefferson-Pilot Corp. .....................................  1,620      110,565
Johnson & Johnson.......................................... 21,384    1,991,384
Johnson Controls, Inc. ....................................  1,296       73,710
Jostens, Inc. .............................................    504       12,254
K Mart Corp.*..............................................  7,488       75,348
Kansas City Southern Industries, Inc. .....................  1,692      126,266
Kaufman & Broad Home Corp. ................................    720       17,415
Kellogg Co. ...............................................  6,156      189,682
Kerr-McGee Corp. ..........................................  1,296       80,352
KeyCorp ...................................................  6,912      152,928
Kimberly-Clark Corp. ......................................  8,316      542,619
KLA-Tencor Corp.*..........................................  1,368      152,361
Knight Ridder, Inc. .......................................  1,296       77,112
Kohls Corp.*...............................................  2,520      181,913
Kroger Co.*................................................ 12,708      239,864
Leggett & Platt, Inc. .....................................  3,024       64,827
Lexmark International Group, Inc.*.........................  1,944      175,932
Limited, Inc. .............................................  3,276      141,892
Lincoln National Corp. ....................................  3,024      120,960
Liz Claiborne, Inc. .......................................    900       33,863
Lockheed Martin Corp. .....................................  6,048      132,300
Loews Corp. ...............................................  1,620       98,314
Longs Drug Stores, Inc. ...................................    612       15,797
Louisiana-Pacific Corp. ...................................  1,620       23,085
Lowe's Cos., Inc. .........................................  5,832      348,462
LSI Logic Corp.*...........................................  2,304      155,520
Lucent Technologies, Inc. ................................. 47,988    3,590,101
Mallinckrodt, Inc. ........................................  1,080       34,358
Manor Care, Inc.*..........................................  1,584       25,344
Marriott International, Inc.--Class A......................  3,780      119,306
Marsh & McLennan Cos., Inc. ...............................  4,068      389,256
Masco Corp. ...............................................  6,876      174,478
Mattel, Inc. ..............................................  6,372       83,633
May Department Stores Co. .................................  5,112      164,862
Maytag Corp. ..............................................  1,296       62,208
MBIA, Inc. ................................................  1,548       81,754
MBNA Corp. ................................................ 12,276      334,521
McDermott International, Inc. .............................    900        8,156
McDonald's Corp. .......................................... 20,664      833,017
McGraw-Hill Cos., Inc. ....................................  3,024      186,354
MCI Worldcom, Inc.*........................................ 43,364    2,300,976
McKesson HBOC, Inc. .......................................  4,320       97,470
Mead Corp. ................................................  1,548       67,241
MediaOne Group, Inc.*......................................  9,396      721,730
Medtronic, Inc. ........................................... 19,968      727,584
Mellon Financial Corp. ....................................  7,812      266,096

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
Merck & Co., Inc. ......................................... 36,000 $  2,414,250
Meredith Corp. ............................................    792       33,017
Merrill Lynch & Co., Inc. .................................  5,688      474,948
MGIC Investment Corp. .....................................  1,620       97,504
Micron Technology, Inc.*...................................  4,104      319,086
Microsoft Corp.*........................................... 79,596    9,292,832
Milacron, Inc. ............................................    576        8,856
Millipore Corp. ...........................................    684       26,420
Minnesota Mining & Mfg. Co. ...............................  6,156      602,518
Mirage Resorts, Inc.*......................................  2,988       45,754
Molex, Inc. ...............................................  2,412      136,730
Monsanto Co. ..............................................  9,792      348,840
Morgan Stanley, Dean Witter & Co. .........................  8,568    1,223,082
Motorola, Inc. ............................................  9,396    1,383,561
Nabisco Group Holdings Corp. ..............................  5,004       53,168
NACCO Industries, Inc.--Class A............................    108        6,001
National City Corp. .......................................  9,468      224,273
National Semiconductor Corp.*..............................  2,628      112,511
National Service Industries, Inc. .........................    612       18,054
Navistar International Corp.*..............................    972       46,049
Network Appliance, Inc.*...................................  2,340      194,366
New Century Energies, Inc. ................................  1,764       53,582
New York Times Co.--Class A................................  2,592      127,332
Newell Rubbermaid, Inc. ...................................  4,356      126,324
Newmont Mining Corp. ......................................  2,556       62,622
Nextel Communications, Inc.--Class A*......................  5,832      601,425
Niagara Mohawk Holdings, Inc.*.............................  2,916       40,642
Nicor, Inc. ...............................................    720       23,400
Nike, Inc.--Class B........................................  4,356      215,894
Nordstrom, Inc. ...........................................  2,124       55,622
Norfolk Southern Corp. ....................................  5,760      118,080
Nortel Networks Corp. ..................................... 20,916    2,112,516
Northern States Power Co. .................................  2,376       46,332
Northern Trust Corp. ......................................  3,384      179,352
Northrop Grumman Corp. ....................................  1,080       58,388
Novell, Inc.*..............................................  5,148      204,955
Nucor Corp. ...............................................  1,332       73,010
Occidental Petroleum Corp. ................................  5,688      123,003
Office Depot, Inc.*........................................  5,040       55,125
Old Kent Financial Corp. ..................................  1,800       63,675
Omnicom Group .............................................  2,736      273,600
Oneok, Inc. ...............................................    468       11,759
Oracle Corp.*.............................................. 22,536    2,525,441
Owens-Corning Fiberglass Corp. ............................    864       16,686
Owens-Illinois, Inc.*......................................  2,304       57,744
PACCAR, Inc. ..............................................  1,188       52,643
Pactiv Corp.*..............................................  2,592       27,540
Paine Webber Group, Inc. ..................................  2,196       85,232
Pall Corp. ................................................  1,908       41,141
Parametric Technology Corp.*...............................  4,176      113,013
Parker Hannifin Corp. .....................................  1,728       88,668
Paychex, Inc. .............................................  3,852      154,080
PE Corp.-PE Biosystems Group...............................  1,620      194,906
PECO Energy Co. ...........................................  2,844       98,829
Penney (J.C.) Co. .........................................  3,960       78,953
Peoples Energy Corp. ......................................    540       18,090
Peoplesoft, Inc.*..........................................  3,816       81,329
PEP Boys-Manny, Moe & Jack.................................    792        7,227
PepsiCo, Inc. ............................................. 22,428      790,586

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 1999

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
PerkinElmer, Inc. .........................................    720 $     30,015
Pfizer, Inc. .............................................. 59,184    1,919,781
PG&E Corp. ................................................  5,796      118,818
Pharmacia & Upjohn, Inc. ..................................  7,920      356,400
Phelps Dodge Corp. ........................................  1,199       80,483
Philip Morris Cos., Inc. .................................. 36,072      836,419
Phillips Petroleum Co. ....................................  3,852      181,044
Pinnacle West Capital Corp. ...............................  1,296       39,609
Pitney Bowes, Inc. ........................................  4,068      196,535
Placer Dome, Inc. .........................................  4,896       52,632
PNC Bank Corp. ............................................  4,500      200,250
Polaroid Corp. ............................................    684       12,868
Potlatch Corp. ............................................    432       19,278
PP&L Resources, Inc. ......................................  2,196       50,234
PPG Industries, Inc. ......................................  2,664      166,667
Praxair, Inc. .............................................  2,448      123,165
Price (T. Rowe) Associates, Inc. ..........................  1,836       67,817
Procter & Gamble Co. ...................................... 20,160    2,208,779
Progressive Corp. .........................................  1,116       81,608
Providian Financial Corp. .................................  2,196      199,973
Public Service Enterprise Group, Inc. .....................  3,384      117,806
Pulte Corp. ...............................................    648       14,580
Quaker Oats Co. ...........................................  2,052      134,663
Qualcomm, Inc.*............................................ 10,368    1,827,360
Quintiles Transnational Corp.*.............................  1,764       32,965
Ralston-Ralston Purina Group...............................  4,932      137,480
Raytheon Co.--Class B......................................  5,184      137,700
Reebok International Ltd.*.................................    864        7,074
Regions Financial Corp. ...................................  3,348       84,119
Reliant Energy, Inc. ......................................  4,536      103,761
Republic New York Corp ....................................  1,755      126,360
Reynolds Metals Co. .......................................    972       74,480
Rite Aid Corp. ............................................  3,924       43,900
Rockwell International Corp. ..............................  2,916      139,604
Rohm & Haas Co. ...........................................  3,312      134,757
Rowan Cos., Inc.*..........................................  1,296       28,107
Royal Dutch Petroleum Co.--ADR............................. 32,688    1,975,580
Russell Corp. .............................................    504        8,442
Ryder System, Inc. ........................................    972       23,753
Safeco Corp. ..............................................  1,980       49,253
Safeway, Inc.*.............................................  7,848      279,095
Sara Lee Corp. ............................................ 14,004      308,962
SBC Communications, Inc. .................................. 52,562    2,562,397
Schering-Plough Corp. ..................................... 22,644      955,294
Schlumberger Ltd. .........................................  8,532      479,924
Schwab (Charles) Corp. .................................... 12,492      479,381
Scientific-Atlanta, Inc. ..................................  1,188       66,083
Seagate Technology, Inc.*..................................  3,204      149,186
Seagram Co., Ltd. .........................................  6,624      297,666
Sealed Air Corp.*..........................................  1,296       67,149
Sears, Roebuck & Co. ......................................  5,796      176,416
Sempra Energy..............................................  3,672       63,801
Service Corp. International................................  4,104       28,472
Shared Medical Systems Corp. ..............................    396       20,171
Sherwin-Williams Co. ......................................  2,520       52,920
Sigma-Aldrich Corp. .......................................  1,548       46,537
Silicon Graphics, Inc.*....................................  2,772       27,200
SLM Holding Corp. .........................................  2,448      103,428
Snap-On, Inc. .............................................    900       23,906

Common Stocks, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
Solectron Corp.*...........................................  4,500 $    428,063
Southern Co. .............................................. 10,404      244,494
SouthTrust Corp. ..........................................  2,556       96,649
Southwest Airlines Co. ....................................  7,704      124,709
Springs Industries, Inc.--Class A..........................    288       11,502
Sprint Corp. (FON Group)................................... 13,284      894,179
Sprint Corp. (PCS Group)*..................................  6,624      678,960
St. Jude Medical, Inc.*....................................  1,296       39,771
St. Paul Companies, Inc. ..................................  3,492      117,637
Stanley Works..............................................  1,368       41,211
Staples, Inc.*.............................................  7,200      149,400
State Street Corp. ........................................  2,412      176,227
Summit Bancorp.............................................  2,664       81,585
Sun Microsystems, Inc.*.................................... 24,012    1,859,429
Sunoco, Inc. ..............................................  1,368       32,148
SunTrust Banks, Inc. ......................................  4,896      336,906
SuperValu, Inc. ...........................................  2,124       42,480
Synovus Financial Corp. ...................................  4,248       84,429
Sysco Corp. ...............................................  5,040      199,395
Tandy Corp. ...............................................  2,916      143,431
Tektronix, Inc. ...........................................    720       27,990
Tellabs, Inc.*.............................................  6,192      397,449
Temple-Inland, Inc. .......................................    864       56,970
Tenet Healthcare Corp.*....................................  4,896      115,056
Teradyne, Inc.*............................................  2,592      171,072
Texaco, Inc. ..............................................  8,460      459,483
Texas Instruments, Inc. ................................... 12,348    1,196,212
Texas Utilities Co. .......................................  4,212      149,789
Textron, Inc. .............................................  2,268      173,927
Thermo Electron Corp.*.....................................  2,412       36,180
Thomas & Betts Corp. ......................................    864       27,540
Time Warner, Inc. ......................................... 19,728    1,429,047
Times Mirror Co.--Class A..................................    900       60,300
Timken Co. ................................................    936       19,130
TJX Cos., Inc. ............................................  4,716       96,383
Torchmark Corp. ...........................................  2,016       58,590
Tosco Corp. ...............................................  2,196       59,704
Toys R US, Inc.*...........................................  3,672       52,556
Transocean Sedco Forex, Inc. ..............................  3,297      111,082
Tribune Co. ...............................................  3,600      198,225
Tricon Global Restaurants, Inc.*...........................  2,340       90,383
TRW, Inc. .................................................  1,872       97,227
Tupperware Corp. ..........................................    864       14,634
Tyco International Ltd. ................................... 26,424    1,027,232
U.S. Bancorp............................................... 11,268      268,319
Unicom Corp. ..............................................  3,348      112,158
Unilever N.V. .............................................  8,820      480,138
Union Carbide Corp. .......................................  2,016      134,568
Union Pacific Corp. .......................................  3,780      164,903
Union Pacific Resources Group..............................  3,888       49,572
Union Planters Corp. ......................................  2,160       85,185
Unisys Corp.*..............................................  4,752      151,767
United Healthcare Corp. ...................................  2,592      137,700
United Technologies Corp. .................................  7,380      479,700
Unocal Corp. ..............................................  3,708      124,450
UnumProvident Corp. .......................................  3,888      124,659
US Airways Group, Inc.*....................................  1,080       34,628
US West, Inc. .............................................  7,740      557,280
UST, Inc. .................................................  2,628       66,193

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBull ProFund                                             December 31, 1999

Common Stocks, continued
                                                                      Market
                                                          Shares      Value
                                                         --------- ------------
USX-Marathon Group, Inc. ...............................   4,788   $    118,204
USX-U.S. Steel Group, Inc. .............................   1,332         43,956
VF Corp. ...............................................   1,800         54,000
Viacom, Inc.--Class B*..................................  10,656        644,022
Vulcan Materials Co. ...................................   1,548         61,823
W.R. Grace & Co.*.......................................   1,116         15,485
Wachovia Corp. .........................................   3,096        210,528
Wal-Mart Stores, Inc. ..................................  68,112      4,708,241
Walgreen Co. ...........................................  15,264        446,471
Walt Disney Co. ........................................  31,536        922,428
Warner-Lambert Co. .....................................  13,104      1,073,709
Washington Mutual, Inc. ................................   8,748        227,448
Waste Management, Inc. .................................   9,324        160,256
Watson Pharmaceuticals, Inc.*...........................   1,476         52,859
Wellpoint Health Networks, Inc.*........................     972         64,091
Wells Fargo Co. ........................................  25,272      1,021,936
Wendy's International, Inc. ............................   1,836         37,868
Westvaco Corp. .........................................   1,512         49,329
Weyerhaeuser Co. .......................................   3,600        258,525
Whirlpool Corp. ........................................   1,152         74,952
Willamette Industries, Inc. ............................   1,728         80,244
Williams Cos., Inc. ....................................   6,732        205,747
Winn-Dixie Stores, Inc. ................................   2,268         54,290
Worthington Industries, Inc. ...........................   1,404         23,254
Wrigley (WM.) JR Co. ...................................   1,764        146,302
Xerox Corp. ............................................  10,260        232,774
Xilinx, Inc.*...........................................   4,896        222,615
Yahoo!, Inc.*...........................................   4,068      1,760,173
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $182,380,794)....................................            189,061,943
                                                                   ------------
Options Purchased (9.5%)
                                                         Contracts
                                                         ---------
S&P 500 Put Option expiring January 2000 @ 800..........   1,000          7,500
S&P 500 Call Option expiring January 2000 @ 800.........     125     21,418,750
                                                                   ------------
TOTAL OPTIONS PURCHASED
 (Cost $19,862,188).....................................             21,426,250
                                                                   ------------

U.S. Treasury Bills (11.0%)
                                                      Principal     Market
                                                       Amount       Value
                                                     ----------- ------------
U.S. Treasury Bill, 3.87%, 01/13/00................. $ 1,116,000 $  1,114,441
U.S. Treasury Bill, 4.91%, 03/09/00.................  14,850,000   14,711,420
U.S. Treasury Bill, 4.91%, 03/23/00.................   7,063,000    6,983,894
U.S. Treasury Bill, 4.86%, 03/30/00.................   2,111,000    2,084,760
                                                                 ------------
TOTAL U.S. TREASURY BILLS
 (Cost $24,885,425).................................               24,894,515
                                                                 ------------
TOTAL INVESTMENTS
 (Cost $227,128,407)(a) (104.1%)....................              235,382,708
Liabilities in excess of other
 assets (-4.1%).....................................               (9,175,978)
                                                                 ------------
TOTAL NET ASSETS (100.0%)...........................             $226,206,730
                                                                 ============

-----
Percentages indicated are based on net assets of $226,206,730.

Futures Contracts Purchased

                                                                  Unrealized
                                                      Contracts      Gain
                                                     ----------- ------------
S&P 500 Future Contract expiring March 2000
 (Underlying face amount at value $213,526,250).....         575 $  5,999,375

-----
*   Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $1,560,047 for wash sales and $1,564,062 for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..  $ 9,934,403
      Unrealized depreciation..   (4,804,211)
                                 -----------
      Net unrealized apprecia-
       tion....................  $ 5,130,192
                                 ===========

ADR--American Depositary Receipt
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 1999


The UltraBull ProFund's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Aerospace & Defense.......................................................  1.0%
Airlines..................................................................  0.2%
Automotive................................................................  1.0%
Banking...................................................................  4.3%
Biotechnology.............................................................  0.6%
Building & Construction...................................................  0.2%
Business Services.........................................................  0.9%
Chemicals.................................................................  1.0%
Computer Software.........................................................  7.9%
Computers.................................................................  8.2%
Consumer Products.........................................................  2.2%
Containers & Packaging....................................................  0.1%
Diversified...............................................................  0.1%
Electrical & Electronic...................................................  4.0%
Energy & Utilities........................................................  6.5%
Environmental Services....................................................  0.1%
Financial Services........................................................  4.2%
Food & Beverage...........................................................  3.3%
Health Care...............................................................  2.0%
Home Furnishings..........................................................  0.1%
Insurance.................................................................  2.5%
Machinery & Equipment.....................................................  5.3%
Media.....................................................................  3.2%
Metals & Mining...........................................................  0.6%
Office Equipment & Supplies...............................................  0.3%
Paper & Forest Products...................................................  0.6%
Pharmaceuticals...........................................................  5.1%
Retail & Wholesale........................................................  5.8%
Telecommunications........................................................ 11.0%
Textiles & Apparel........................................................  0.1%
Tobacco...................................................................  0.4%
Toys......................................................................  0.1%
Transportation............................................................  0.4%
Travel & Entertainment....................................................  0.3%
Other..................................................................... 16.4%

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

Statement of Assets and Liabilities

                                                               December 31, 1999

Assets:
 Investments, at value (cost $227,128,407).......................  $235,382,708
 Dividends and interest receivable...............................       167,316
 Receivable for investments sold.................................    15,678,138
 Receivable for capital shares issued............................         1,977
 Variation margin on futures contracts...........................     1,083,975
 Prepaid expenses................................................        73,220
 Deferred organization costs.....................................         7,715
                                                                   ------------
 Total Assets....................................................   252,395,049
Liabilities:
 Payable to custodian............................................     1,493,942
 Payable for investments purchased...............................        58,444
 Payable for capital shares redeemed.............................    24,260,205
 Advisory fees payable...........................................       153,075
 Management servicing fees payable...............................        30,615
 Administration fees payable.....................................        15,385
 Shareholder servicing fees payable--Service Class...............        86,807
 Other accrued expenses..........................................        89,846
                                                                   ------------
 Total Liabilities...............................................    26,188,319
                                                                   ------------
Net Assets.......................................................  $226,206,730
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $220,365,254
 Accumulated undistributed net investment income.................       173,076
 Accumulated distributions in excess of net realized gains on
  investments and futures contracts..............................    (8,585,276)
 Net unrealized appreciation on investments and futures
  contracts......................................................    14,253,676
                                                                   ------------
Total Net Assets.................................................  $226,206,730
                                                                   ============
Investor Shares:
 Net Assets......................................................  $155,987,050
 Shares of Beneficial Interest Outstanding.......................     6,590,182
 Net Asset Value (offering and redemption price per share).......  $      23.67
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 70,219,680
 Shares of Beneficial Interest Outstanding.......................     3,017,394
 Net Asset Value (offering and redemption price per share).......  $      23.27
                                                                   ============

Statement of Operations

                                            For the year ended December 31, 1999

Investment Income:
 Interest.........................................................  $ 4,597,614
 Dividends........................................................      348,775
                                                                    -----------
 Total Income.....................................................    4,946,389
Expenses:
 Advisory fees....................................................    1,126,462
 Management servicing fees........................................      225,294
 Administration fees..............................................      218,932
 Shareholder servicing fees--Service Class........................      320,281
 Transfer agent fees..............................................      196,544
 Registration and filing fees.....................................      128,704
 Fund accounting fees.............................................       52,435
 Custody fees.....................................................       23,554
 Other fees.......................................................       70,745
                                                                    -----------
 Total expenses before waivers....................................    2,362,951
 Less expenses waived.............................................      (23,756)
                                                                    -----------
 Net expenses.....................................................    2,339,195
                                                                    -----------
Net Investment Income.............................................    2,607,194
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts..........    6,669,872
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................    5,931,016
                                                                    -----------
 Net realized and unrealized gains on investments and futures
  contracts.......................................................   12,600,888
                                                                    -----------
Increase In Net Assets Resulting from Operations..................  $15,208,082
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $     2,607,194    $     766,107
 Net realized gains on investments and
  futures contracts........................         6,669,872        3,734,412
 Net change in unrealized appreciation on
  investments and futures contracts........         5,931,016        8,276,070
                                              ---------------    -------------
 Net increase in net assets resulting from
  operations...............................        15,208,082       12,776,589
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................          (204,707)         (73,735)
 Service shares............................               --              (191)
 Net realized gains on investments and
  futures contracts
 Investor shares...........................               --           (18,756)
 Service shares............................               --            (2,100)
 In excess of net realized gains on
  investments and futures contracts
 Investor shares...........................          (647,991)             --
 Service shares............................          (303,424)             --
                                              ---------------    -------------
 Net decrease in net assets resulting from
  distributions............................        (1,156,122)         (94,782)
Capital Share Transactions:
 Proceeds from shares issued...............     2,661,938,799      625,192,237
 Dividends reinvested......................         1,112,789           68,468
 Cost of shares redeemed...................    (2,552,742,699)    (544,534,668)
                                              ---------------    -------------
 Net increase in net assets resulting from
  capital share transactions...............       110,308,889       80,726,037
                                              ---------------    -------------
 Total increase in net assets..............       124,360,849       93,407,844
Net Assets:
 Beginning of year.........................       101,845,881        8,438,037
                                              ---------------    -------------
 End of year...............................   $   226,206,730    $ 101,845,881
                                              ===============    =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                      Investor Class                                 Service Class
                          ------------------------------------------    -------------------------------------------
                                                          For the                                        For the
                                                        period from                                    period from
                          For the year  For the year    November 28,    For the year  For the year    November 28,
                             ended         ended         1997(a) to        ended         ended         1997(a) to
                          December 31,  December 31,    December 31,    December 31,  December 31,    December 31,
                              1999          1998            1997            1999          1998            1997
                          ------------  ------------    ------------    ------------  ------------    -------------
Net Asset Value,
 Beginning of Period**..  $      18.36  $     12.86      $    12.50     $     18.19   $     12.86      $    12.50
                          ------------  -----------      ----------     -----------   -----------      ----------
 Net investment income..          0.35         0.39(b)         0.01            0.08          0.24(b)         0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          5.08         5.13            0.35            5.09          5.10            0.35
                          ------------  -----------      ----------     -----------   -----------      ----------
 Total income/(loss)
  from investment
  operations............          5.43         5.52            0.36            5.17          5.34            0.36
                          ------------  -----------      ----------     -----------   -----------      ----------
Distribution to
 Shareholders from:
 Net investment income..         (0.03)       (0.01)             --              --            --(c)           --
 Net realized gains on
  investments and
  futures contracts.....            --        (0.01)             --              --         (0.01)             --
 In excess of net
  realized gains on
  investments and
  futures contracts.....         (0.09)          --              --           (0.09)           --              --
                          ------------  -----------      ----------     -----------   -----------      ----------
 Total distributions....         (0.12)       (0.02)             --           (0.09)        (0.01)             --
                          ------------  -----------      ----------     -----------   -----------      ----------
Net Asset Value, End of
 Period.................  $      23.67  $     18.36      $    12.86     $     23.27   $     18.19      $    12.86
                          ============  ===========      ==========     ===========   ===========      ==========
Total Return............         29.56%       42.95%           2.90%(d)       28.42%        41.48%           2.90%(d)
Ratios/Supplemental
 Data:
 Net assets, end of
  year..................  $155,987,050  $90,854,397      $6,043,740     $70,219,680   $10,991,484      $2,394,297
 Ratio of expenses to
  average net assets....          1.34%        1.50%           1.33%(e)        2.34%         2.39%           1.33%(e)
 Ratio of net investment
  income to average net
  assets................          1.99%        2.43%           2.26%(e)        0.79%         1.53%           1.69%(e)
 Ratio of expenses to
  average net assets*...          1.36%        1.70%          12.69%(e)        2.36%         2.84%          13.69%(e)
 Portfolio turnover(f)..           764%          --              --             764%           --              --

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
**   Adjusted for 4:1 stock split on July 16, 1999.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c)  Distribution per share was less than $0.005.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             The UltraOTC ProFund

  The investment objective of the UltraOTC ProFund is to provide daily investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. For the year ended December 31, 1999, this benchmark gained 1,871.82 points, which the Fund's performance tracked with a statistical correlation of over .99. As a result, for the twelve months, the Fund (Investor Shares) produced a total return of 233.25%* versus a return of 101.95% for its benchmark.


                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraOTC ProFund is measured against the NASDAQ 100 Index, is an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                               December 31, 1999

Common Stocks (86.5%)
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

3COM Corp.*................................................ 105,148 $ 4,941,956
Adaptec, Inc.*.............................................  50,828   2,535,047
ADC Telecommunications, Inc.*.............................. 113,490   8,235,118
Adelphia Communications Corp.--Class A*....................  73,720   4,837,875
Adobe Systems, Inc.........................................  71,198   4,788,066
Altera Corp.*.............................................. 171,108   8,480,540
Amazon.Com, Inc.*.......................................... 137,352  10,455,920
American Power Conversion Corp.*........................... 152,484   4,021,766
Amgen, Inc.*............................................... 290,418  17,443,231
Apollo Group, Inc.--Class A*...............................  41,322     829,023
Apple Computer, Inc.*...................................... 136,576  14,041,720
Applied Materials, Inc.*................................... 119,504  15,139,662
Applied Micro Circuits Corp.*..............................  37,442   4,764,495
At Home Corp.--Class A*.................................... 167,228   7,169,901
Atmel Corp.*...............................................  89,822   2,655,363
Bed Bath & Beyond, Inc.*................................... 113,296   3,937,036
Biogen, Inc.*.............................................. 112,520   9,507,940
Biomet, Inc................................................  90,016   3,600,640
BMC Software, Inc.*........................................ 111,744   8,932,536
BroadVision, Inc.*.........................................  51,216   8,709,921
Chiron Corp.*.............................................. 155,200   6,576,600
Ciena Corp.*...............................................  99,134   5,700,205
Cintas Corp................................................  79,928   4,246,175
Cisco Systems, Inc.*....................................... 720,322  77,164,493
Citrix Systems, Inc.*......................................  64,796   7,969,908
CMGI, Inc.*................................................  79,152  21,915,210
CNET, Inc.*................................................  50,052   2,840,451
Comcast Corp.--Special Class A............................. 213,594  10,733,098
Compuware Corp.*........................................... 133,860   4,986,285
Comverse Technology, Inc.*.................................  44,426   6,430,664
Concord EFS, Inc.*......................................... 140,456   3,616,742
Conexant Systems, Inc.*.................................... 131,726   8,743,313
Costco Wholesale Corp.*....................................  70,616   6,443,710
Dell Computer Corp.*....................................... 573,658  29,256,558
Dollar Tree Stores, Inc.*..................................  34,144   1,653,850
eBay, Inc.*................................................  58,976   7,383,058
Echostar Communications Corp.--Class A*....................  68,094   6,639,165
Electronic Arts, Inc.*.....................................  38,024   3,194,016
Ericsson (LM) Telephone--ADR............................... 150,350   9,876,116
Fiserv, Inc.*..............................................  90,986   3,485,901
Gemstar International Group Ltd.*.......................... 116,400   8,293,500
Genzyme Corp.*.............................................  63,826   2,872,170
Global Crossing Ltd.*...................................... 510,996  25,549,800
I2 Technologies, Inc.*.....................................  50,440   9,835,800
Immunex Corp.*............................................. 137,158  14,993,084
Intel Corp................................................. 715,084  58,860,351
Intuit, Inc.*.............................................. 151,320   9,069,743
JDS Uniphase Corp.*........................................ 171,108  27,601,859
KLA-Tencor Corp.*..........................................  66,348   7,389,509
Legato Systems, Inc.*......................................  56,648   3,898,091
Level 3 Communications, Inc.*.............................. 144,724  11,849,278
Linear Technology Corp..................................... 124,936   8,940,733
Lycos, Inc.*...............................................  72,556   5,772,737
Maxim Integrated Products, Inc.*........................... 233,576  11,021,868
MCI Worldcom, Inc.*........................................ 623,610  33,090,279
McLeodUSA, Inc.--Class A*..................................  75,854   4,465,904

Common Stocks, continued
                                                                     Market
                                                        Shares       Value
                                                       --------- --------------

Medimmune, Inc.*......................................    41,322 $    6,854,287
Metromedia Fiber Network, Inc.*.......................   130,756      6,268,116
Microchip Technology, Inc.*...........................    25,802      1,765,824
Microsoft Corp.*...................................... 1,085,042    126,678,653
Miller Herman, Inc....................................    35,308        812,084
Molex, Inc............................................    46,172      2,617,375
Network Appliance, Inc.*..............................    94,284      7,831,465
Network Associates, Inc.*.............................    84,972      2,267,690
Network Solutions, Inc.*..............................    22,310      4,853,819
Nextel Communications, Inc.--Class A*.................   273,734     28,228,819
NEXTLINK Communications, Inc.--Class A*...............    50,440      4,189,673
Northwest Airlines Corp.--Class A*....................    38,606        858,984
Novell, Inc.*.........................................   242,694      9,662,255
NTL, Inc.*............................................    66,735      8,325,191
Oracle Corp.*.........................................   362,392     40,610,553
PACCAR, Inc...........................................    53,738      2,381,265
PacifiCare Health Systems, Inc.*......................    22,116      1,172,148
PanAmSat Corp.*.......................................   121,444      7,210,738
Parametric Technology Corp.*..........................   220,384      5,964,142
Paychex, Inc..........................................   141,232      5,649,280
Peoplesoft, Inc.*.....................................   207,774      4,428,183
PMC--Sierra, Inc.*....................................    45,784      7,339,748
QLogic Corp.*.........................................    21,922      3,504,780
Qualcomm, Inc.*.......................................   485,776     85,618,019
Quintiles Transnational Corp.*........................    96,806      1,809,062
RealNetworks, Inc.*...................................    42,486      5,148,772
RF Micro Devices, Inc.*...............................    53,738      3,677,694
Sanmina Corp.*........................................    37,830      3,778,271
SDL, Inc.*............................................    21,922      4,778,996
Siebel Systems, Inc.*.................................   134,636     11,309,424
Sigma-Aldrich Corp....................................    63,826      1,918,769
Smurfit-Stone Container Corp.*........................   130,174      3,189,263
Staples, Inc.*........................................   186,822      3,876,557
Starbucks Corp.*......................................   151,126      3,664,806
Sun Microsystems, Inc.*...............................   417,488     32,329,227
Synopsys, Inc.*.......................................    50,246      3,353,921
Tellabs, Inc.*........................................   140,068      8,990,615
USA Networks, Inc.*...................................    93,702      5,177,036
Veritas Software Corp.*...............................   160,826     23,018,221
VISX, Inc.*...........................................    44,620      2,309,085
Vitesse Semiconductor Corp.*..........................   101,462      5,320,414
Voicestream Wireless Corp.*...........................    61,886      8,807,151
Xilinx, Inc.*.........................................   258,408     11,749,488
Yahoo!, Inc.*.........................................    77,212     33,408,667
                                                                 --------------
TOTAL COMMON STOCKS
 (Cost $933,199,559)..................................            1,170,096,510
                                                                 --------------
Options Purchased (7.5%)
                                                       Contracts
                                                       ---------
NASDAQ Call Option expiring January 2000 @ 1500.......       450    100,890,000
NASDAQ Put Option expiring January 2000 @ 1500........       700         10,500
                                                                 --------------
TOTAL OPTIONS PURCHASED
 (Cost $79,100,000)...................................              100,900,500
                                                                 --------------

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraOTC ProFund                                              December 31, 1999

U.S. Treasury Bills (5.9%)
                                                      Principal      Market
                                                       Amount        Value
                                                     ----------- --------------

U.S. Treasury Bill, 4.91%, 03/23/00................. $14,297,000 $   14,136,874
U.S. Treasury Bill, 4.86%, 03/30/00.................  28,719,000     28,362,253
U.S. Treasury Bill, 5.13%, 04/13/00.................   3,439,000      3,388,732
U.S. Treasury Bill, 5.30%, 05/11/00.................  34,000,000     33,351,857
                                                                 --------------
TOTAL U.S. TREASURY BILLS
 (Cost $79,235,105).................................                 79,239,716
                                                                 --------------
TOTAL INVESTMENTS
 (Cost $1,091,534,664)(a) (99.9%)...................              1,350,236,726
Other assets in excess of liabilities (0.1%)........                    821,140
                                                                 --------------
TOTAL NET ASSETS (100.0%)...........................             $1,351,057,866
                                                                 ==============

-----
Percentages indicated are based on net assets of $1,351,057,866.

Futures Contracts Purchased
                                                                   Unrealized
                                                      Contracts       Gain
                                                     ----------- --------------

NASDAQ Future Contract expiring March 2000
 (Underlying face amount at value $1,335,145,600)..        3,568 $  135,365,060

-----
*   Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $30,291,445 for wash sales and $21,800,500 for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..  $214,805,234
      Unrealized depreciation..    (8,195,117)
                                 ------------
      Net unrealized apprecia-
       tion....................  $206,610,117
                                 ============

ADR--American Depositary Receipt

The UltraOTC ProFund's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Airlines..................................................................  0.1%
Automotive................................................................  0.2%
Biotechnology.............................................................  3.8%
Business Services.........................................................  1.1%
Chemicals.................................................................  0.1%
Computer Software......................................................... 25.4%
Computers................................................................. 14.4%
Containers & Packaging....................................................  0.2%
Electrical & Electronic................................................... 12.6%
Health Care...............................................................  0.5%
Home Furnishings..........................................................  0.6%
Media.....................................................................  1.5%
Office Equipment & Services...............................................  0.1%
Pharmaceuticals...........................................................  0.5%
Retail & Wholesale........................................................  2.8%
Telecommunications........................................................ 22.3%
Textiles & Apparel........................................................  0.3%
Other..................................................................... 13.5%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

Statement of Assets and Liabilities

                                                               December 31, 1999

Assets:
 Investments, at value (cost $1,091,534,664)...................  $1,350,236,726
 Cash..........................................................      11,081,737
 Receivable for capital shares issued..........................      29,461,196
 Variation margin on futures contracts.........................       3,546,480
 Dividends and interest receivable.............................          80,942
 Prepaid expenses..............................................         115,049
 Deferred organization costs...................................          23,789
                                                                 --------------
 Total Assets..................................................   1,394,545,919
Liabilities:
 Payable for investments purchased.............................      42,222,893
 Payable for capital shares redeemed...........................           1,800
 Advisory fees payable.........................................         662,634
 Management servicing fees payable.............................         132,527
 Administration fees payable...................................          53,391
 Shareholder servicing fees payable--Service Class.............         170,515
 Other accrued expenses........................................         244,293
                                                                 --------------
 Total Liabilities.............................................      43,488,053
                                                                 --------------
Net Assets.....................................................  $1,351,057,866
                                                                 ==============
Net Assets consist of:
 Capital.......................................................  $1,074,100,592
 Accumulated distributions in excess of net realized gains on
  investments and futures contracts............................    (117,109,848)
 Net unrealized appreciation on investments and futures
  contracts....................................................     394,067,122
                                                                 --------------
Total Net Assets...............................................  $1,351,057,866
                                                                 ==============
Investor Shares:
 Net Assets....................................................  $1,216,220,142
 Shares of Beneficial Interest Outstanding.....................      12,300,570
 Net Asset Value (offering and redemption price per share).....  $        98.88
                                                                 ==============
Service Shares:
 Net Assets....................................................  $  134,837,724
 Shares of Beneficial Interest Outstanding.....................       1,384,301
 Net Asset Value (offering and redemption price per share).....  $        97.40
                                                                 ==============

Statement of Operations

                                            For the year ended December 31, 1999

Investment Income:
 Interest........................................................  $  3,494,665
 Dividends.......................................................       240,248
                                                                   ------------
 Total Income....................................................     3,734,913
Expenses:
 Advisory fees...................................................     3,446,266
 Management servicing fees.......................................       689,257
 Administration fees.............................................       691,106
 Shareholder servicing fees--Service Class.......................       596,659
 Transfer agent fees.............................................       592,050
 Registration and filing fees....................................       244,736
 Custody fees....................................................       134,935
 Fund accounting fees............................................       123,686
 Other fees......................................................       205,459
                                                                   ------------
 Total expenses before waivers...................................     6,724,154
 Less expenses waived............................................      (105,031)
                                                                   ------------
 Net expenses....................................................     6,619,123
                                                                   ------------
Net Investment Loss..............................................    (2,884,210)
                                                                   ------------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts.........   389,559,533
 Net change in unrealized appreciation on investments and futures
  contracts......................................................   325,343,217
                                                                   ------------
 Net realized and unrealized gains on investments and futures
  contracts......................................................   714,902,750
                                                                   ------------
Increase in Net Assets Resulting from Operations.................  $712,018,540
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income (loss)..............   $   (2,884,210)   $      520,125
 Net realized gains on investments and
  futures contracts........................      389,559,533        14,500,678
 Net change in unrealized appreciation on
  investments and futures contracts........      325,343,217        68,743,665
                                              --------------    --------------
 Net increase in net assets resulting from
  operations...............................      712,018,540        83,764,468
Distributions to shareholders from:
 Net investment income
 Investor shares...........................           (1,514)          (37,904)
 Service shares............................               --              (158)
 Net realized gains on investments and
  futures contracts
 Investor shares...........................       (5,470,542)               --
 Service shares............................         (630,297)               --
                                              --------------    --------------
 Net decrease in net assets resulting from
  distributions............................       (6,102,353)          (38,062)
Capital Share Transactions:
 Proceeds from shares issued...............    4,414,789,699     1,198,375,948
 Dividends reinvested......................        5,769,144            26,453
 Cost of shares redeemed...................   (4,046,826,304)   (1,011,639,835)
                                              --------------    --------------
 Net increase in net assets resulting from
  capital share transactions...............      373,732,539       186,762,566
                                              --------------    --------------
 Total increase in net assets..............    1,079,648,726       270,488,972
Net Assets:
 Beginning of year.........................      271,409,140           920,168
                                              --------------    --------------
 End of year...............................   $1,351,057,866    $  271,409,140
                                              ==============    ==============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class
                     -----------------------------------------------------------
                       For the year        For the year     For the period from
                           ended               ended        December 2, 1997(a)
                     December 31, 1999   December 31, 1998  to December 31, 1997
                     -----------------   -----------------  --------------------
Net Asset Value,
 Beginning of
 Period**........     $        29.82       $      10.45           $  12.50
                      --------------       ------------           --------
 Net investment
  income/(loss)..              (0.16)              0.20(b)            0.08
 Net realized and
  unrealized
  gain/(loss) on
  investments and
  futures
  contracts......              69.68              19.17              (2.13)
                      --------------       ------------           --------
 Total
  income/(loss)
  from investment
  operations.....              69.52              19.37              (2.05)
                      --------------       ------------           --------
Distribution to
 Shareholders
 from:
 Net investment
  income.........                 --(c)              --(c)              --
 Net realized
  gains on
  investments and
  futures
  contracts......              (0.46)                --                 --
                      --------------       ------------           --------
 Total
  distributions..              (0.46)                --                 --
                      --------------       ------------           --------
Net Asset Value,
 End of Period...     $        98.88       $      29.82           $  10.45
                      ==============       ============           ========
Total Return.....             233.25%            185.34%            (16.40)%(d)
Ratios/Supplemental
 Data:
Net assets, end
 of year.........     $1,216,220,142       $239,017,203           $256,184
Ratio of expenses
 to average net
 assets..........               1.31%              1.47%              1.07%(e)
Ratio of net
 investment
 income to
 average net
 assets..........              (0.50)%             1.05%              2.73%(e)
Ratio of expenses
 to average net
 assets*.........               1.33%              1.67%             21.74%(e)
Portfolio
 Turnover(f).....                670%               156%                --

For a share of beneficial interest outstanding

                                          Service Class
                     --------------------------------------------------------
                       For the year      For the year    For the period from
                           ended             ended       December 2, 1997(a)
                     December 31, 1999 December 31, 1998 to December 31, 1997
                     ----------------- ----------------- --------------------
Net Asset Value,
 Beginning of
 Period**........      $      29.68       $     10.45          $  12.50
                     ----------------- ----------------- --------------------
 Net investment
  income/(loss)..             (0.64)             0.10(b)             --
 Net realized and
  unrealized
  gain/(loss) on
  investments and
  futures
  contracts......             68.82             19.13             (2.05)
                     ----------------- ----------------- --------------------
 Total
  income/(loss)
  from investment
  operations.....             68.18             19.23             (2.05)
                     ----------------- ----------------- --------------------
Distribution to
 Shareholders
 from:
 Net investment
  income.........                --                --(c)             --
 Net realized
  gains on
  investments and
  futures
  contracts......             (0.46)               --                --
                     ----------------- ----------------- --------------------
 Total
  distributions..             (0.46)               --                --
                     ----------------- ----------------- --------------------
Net Asset Value,
 End of Period...      $      97.40       $     29.68          $  10.45
                     ================= ================= ====================
Total Return.....            229.73%           183.98%           (16.40)%(d)
Ratios/Supplemental
 Data:
Net assets, end
 of year.........      $134,837,724       $32,391,937          $663,984
Ratio of expenses
 to average net
 assets..........              2.30%             2.38%             1.75%(e)
Ratio of net
 investment
 income to
 average net
 assets..........             (1.49)%            0.07%            (0.06)%(e)
Ratio of expenses
 to average net
 assets*.........              2.32%             2.61%            23.42%(e)
Portfolio
 Turnover(f).....               670%              156%               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**  Adjusted for 4:1 stock split on July 16, 1999.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                            The UltraEurope ProFund

  Introduced on March 15, 1999, the investment objective of the UltraEurope ProFund is to provide daily investment results that correspond to 200% of the performance of the ProFunds European Index (PEI). Since its launch, the Fund's results tracked the performance of the PEI, which produced a return of 22.88% with a statistical correlation of .99. As a result, over the course of the period, the Fund (Investor Shares) generated a total return of 36.63%* for the period.

                                    [GRAFT]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraEurope ProFund is measured against the ProFunds European Index (PEI). The PEI was created by the Advisor and is equal to a blended average of the performance of three European equity indices: the Financial Times Stock Exchange 100 (FTSE-100), the Deutsche Aktienindex (DAX) and the CAC-40. This index is unmanaged and does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraEurope ProFund                                           December 31, 1999

Common Stocks (53.5%)
                                                                      Market
                                                          Shares      Value
                                                         --------- ------------
Adidas-Salomon AG.......................................     564   $     42,017
Allianz AG..............................................   3,060      1,024,493
BASF AG.................................................   7,860        403,398
Bayer AG................................................   9,144        431,716
Bayerische Motoren Werke AG.............................   8,388        260,652
Commerzbank AG..........................................   6,552        241,036
DaimlerChrysler AG......................................  13,044      1,006,799
Degussa-Huels AG........................................   1,956         78,428
Deutsche Bank AG........................................   7,680        644,666
Deutsche Lufthansa AG...................................   4,980        118,309
Deutsche Telekom AG.....................................  30,948      2,202,582
Dresdner Bank AG........................................   6,840        377,103
Fresenius Medical Care AG...............................   1,008         87,805
Henkel KGaA.............................................   1,812        120,242
HypoVereinsbank.........................................   4,980        339,453
Karstadt Quelle AG......................................   1,092         43,719
Linde AG................................................   1,500         82,548
MAN AG..................................................   1,932         71,365
Mannesmann AG...........................................   6,300      1,528,259
Metro AG................................................   4,152        222,249
Muenchener Rueckversicherungs-Gesellschaft AG...........   2,220        566,346
Preussag AG.............................................   2,424        137,503
RWE AG..................................................   6,936        269,763
SAP AG..................................................   1,320        792,578
Schering AG.............................................     864        104,665
Siemens AG..............................................   7,512        956,314
Thyssen Krupp AG........................................   6,252        188,950
Veba AG.................................................   6,444        312,961
Viag AG.................................................   8,952        163,317
Volkswagen AG...........................................   5,352        299,197
                                                                   ------------
TOTAL COMMON STOCKS (Cost $11,794,575)..................             13,118,433
                                                                   ------------

Options Purchased (3.6%)
                                                         Contracts
                                                         ---------
CAC 40 Put Option expiring January 2000 @ 3700..........   2,500          3,057
DAX Put Option expiring January 2000 @ 4000.............     200            611
FTSE 100 Call Option expiring February 2000 @ 4300......      20        850,713
FTSE 100 Put Option expiring February 2000 @ 4300.......     200         20,215
                                                                   ------------
TOTAL OPTIONS PURCHASED (Cost $817,473).................                874,596
                                                                   ------------

U.S. Treasury Bills (37.3%)
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
U.S. Treasury Bill, 4.51%, 01/13/00..................... $3,500,000 $ 3,494,311
U.S. Treasury Bill, 5.10%, 03/09/00.....................  3,600,000   3,565,139
U.S. Treasury Bill, 4.86%, 03/30/00.....................    316,000     312,166
U.S. Treasury Bill, 5.13%, 04/13/00.....................  1,800,000   1,773,383
                                                                    -----------
TOTAL U.S. TREASURY BILLS
 (Cost $9,144,301)......................................              9,144,999
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $21,756,349)(a) (94.4%)..........................             23,138,028
Other assets in excess of liabilities (5.6%)............              1,382,323
                                                                    -----------
TOTAL NET ASSETS (100.0%)...............................            $24,520,351
                                                                    ===========

-----
Percentages indicated are based on net assets of $24,520,351.

Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
CAC 40 Future Contract expiring January 2000 (Underlying
 face amount at value $15,816,554).......................    263     $378,304
DAX 30 Future Contract expiring March 2000 (Underlying
 face amount at value $3,336,313)........................     19     $250,537
FTSE 100 Future Contract expiring March 2000 (Underlying
 face amount at value $13,765,509).......................    122     $458,472

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $112,695 for wash sales and $57,123 for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....................................... $1,213,125
      Unrealized depreciation.......................................     (1,264)
                                                                     ----------
      Net unrealized appreciation................................... $1,211,861
                                                                     ==========

The UltraEurope ProFund's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Airlines..................................................................  0.5%
Automotive................................................................  6.4%
Banking...................................................................  6.5%
Building & Construction...................................................  0.3%
Chemicals.................................................................  4.2%
Computer Software.........................................................  3.2%
Diversified...............................................................  0.6%
Energy & Utilities........................................................  1.1%
Health Care...............................................................  0.4%
Insurance.................................................................  6.5%
Machinery & Equipment..................................................... 13.1%
Pharmaceuticals...........................................................  0.4%
Retail & Wholesale........................................................  1.3%
Telecommunications........................................................  9.0%
Other..................................................................... 46.5%

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund


Statement of Assets and Liabilities

                                                              December 31, 1999

Assets:
 Investments, at value (cost $21,756,349)..........................  $23,138,028
 Foreign currency, at value (cost $2,636,217)......................    2,605,224
 Variation margin on futures contracts.............................      607,787
 Prepaid expenses..................................................       15,247
                                                                     -----------
 Total Assets......................................................   26,366,286
Liabilities:
 Payable to custodian..............................................    1,813,604
 Administration fees payable.......................................        6,370
 Shareholder servicing fees payable--Service Class.................       19,465
 Other accrued expenses............................................        6,496
                                                                     -----------
 Total Liabilities.................................................    1,845,935
                                                                     -----------
Net Assets.........................................................  $24,520,351
                                                                     ===========
Net Assets consist of:
 Capital...........................................................  $21,797,634
 Accumulated undistributed net investment income...................        1,771
 Accumulated net realized gains on investments, futures contracts
  and foreign currency transactions................................      282,947
 Net unrealized appreciation on investments, futures contracts and
  foreign currency transactions....................................    2,437,999
                                                                     -----------
Total Net Assets...................................................  $24,520,351
                                                                     ===========
Investor Shares:
 Net Assets........................................................  $ 5,560,299
 Shares of Beneficial Interest Outstanding.........................      135,641
 Net Asset Value (offering and redemption price per share).........  $     40.99
                                                                     ===========
Service Shares:
 Net Assets........................................................  $18,960,052
 Shares of Beneficial Interest Outstanding.........................      465,618
 Net Asset Value (offering and redemption price per share).........  $     40.72
                                                                     ===========

Statement of Operations

                     For the period March 15, 1999(a) through December 31, 1999

Investment Income:
 Interest..........................................................  $  137,416
 Dividends.........................................................       3,896
                                                                     ----------
 Total Income......................................................     141,312
Expenses:
 Advisory fees.....................................................      41,329
 Management servicing fees.........................................       6,888
 Administration fees...............................................      40,685
 Shareholder servicing fees--Service Class.........................      31,660
 Registration and filing fees......................................      16,205
 Custody fees......................................................       4,580
 Other fees........................................................       8,122
                                                                     ----------
 Total expenses before waivers.....................................     149,469
 Less expenses waived..............................................     (48,217)
                                                                     ----------
 Net expenses......................................................     101,252
                                                                     ----------
Net Investment Income..............................................      40,060
                                                                     ----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments, futures contracts and foreign
  currency transactions............................................   2,976,651
 Net change in unrealized appreciation on investments, futures
  contracts and foreign currency transactions......................   2,437,999
                                                                     ----------
 Net realized and unrealized gains on investments, futures
  contracts and foreign currency transactions......................   5,414,650
                                                                     ----------
Increase In Net Assets Resulting from Operations...................  $5,454,710
                                                                     ==========

-----
(a) Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Statement of Changes in Net Assets

                                                               For the period
                                                              March 15, 1999(a)
                                                                   through
                                                              December 31, 1999
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment income.......................................    $    40,060
 Net realized gains on investments, futures contracts and
  foreign currency transactions..............................      2,976,651
 Net change in unrealized appreciation on investments,
  futures contracts and foreign currency transactions........      2,437,999
                                                                 -----------
 Net increase in net assets resulting from operations........      5,454,710
Capital Share Transactions:
 Proceeds from shares issued.................................     71,625,925
 Cost of shares redeemed.....................................    (52,560,284)
                                                                 -----------
 Net increase in net assets resulting from capital share
  transactions...............................................     19,065,641
                                                                 -----------
 Total increase in net assets................................     24,520,351
Net Assets:
 Beginning of period.........................................            --
                                                                 -----------
 End of period...............................................    $24,520,351
                                                                 ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund


 Financial Highlights

                                           Investor Class       Service Class
                                         ------------------- -------------------
For a share of beneficial interest       For the period from For the period from
outstanding                               March 15, 1999(a)   March 15, 1999(a)
                                               through             through
                                          December 31, 1999   December 31, 1999
                                         ------------------- -------------------
Net Asset Value, Beginning of Period....     $    30.00          $     30.00
                                             ----------          -----------
 Net investment income..................           0.19                 0.03
 Net realized and unrealized gain on
  investments, futures contracts and
  foreign currency transactions.........          10.80                10.69
                                             ----------          -----------
 Total income from investment
  operations............................          10.99                10.72
                                             ----------          -----------
Net Asset Value, End of Period..........     $    40.99          $     40.72
                                             ==========          ===========

Total Return............................          36.63%(b)            35.73%(b)
Ratios/Supplemental Data:
 Net assets, end of year................     $5,560,299          $18,960,052
 Ratio of expenses to average net
  assets................................           1.53%(c)             2.50%(c)
 Ratio of net investment income to
  average net assets....................           1.79%(c)             0.46%(c)
 Ratio of expenses to average net
  assets*...............................           2.53%(c)             3.58%(c)
 Portfolio turnover(d)..................            514%                 514%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                               The Bear ProFund

  The Bear ProFund's investment objective is to provide daily investment results that inversely correlate to the performance of the S&P 500 Index. Over the twelve months ended December 31, 1999, the Fund's performance tracked this benchmark with a statistical correlation of .99. Over the same period, the S&P 500 Index generated a return of 19.53%. The Fund (Investor Shares), as anticipated, posted a total return of -12.32%* for the same period.

                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Bear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Bear ProFund                                                  December 31, 1999

 Options Purchased (22.4%)
                                                          Contracts
                                                              or
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
 S&P 500 Put Option expiring
  January 2000 @ 2100....................................          5 $  768,250
                                                                     ----------
 TOTAL OPTIONS PURCHASED
  (Cost $831,213)........................................               768,250
                                                                     ----------
 U.S. Treasury Bills (78.7%)
 U.S. Treasury Bill, 3.87%, 01/13/00..................... $1,113,000  1,111,444
 U.S. Treasury Bill, 4.91%, 03/23/00.....................    237,000    234,346
 U.S. Treasury Bill, 5.03%, 03/30/00.....................    643,000    635,013
 U.S. Treasury Bill, 5.04%, 04/13/00.....................    725,000    714,604
                                                                     ----------
 TOTAL U.S. TREASURY BILLS
  (Cost $2,694,860)......................................             2,695,407
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $3,526,073)(a) (101.1%)..........................             3,463,657
 Liabilities in excess of other
  assets (-1.1%).........................................               (37,758)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $3,425,899
                                                                     ==========

-----
Percentages indicated are based on net assets of $3,425,899.

 Futures Contracts Sold
                                                                    Unrealized
                                                         Contracts     Loss
                                                         ---------- ----------

S&P 500 Future Contract expiring March 2000 (Underlying
 face amount at value $1,485,400)......................           4 $   (4,870)

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain losses by $(62,963) for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation............................................. $586
      Unrealized depreciation.............................................  (39)
                                                                           ----
      Net unrealized appreciation......................................... $547
                                                                           ====

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statement of Assets and Liabilities
                                                               December 31, 1999

Assets:
 Investments, at value (cost $3,526,073)..........................  $ 3,463,657
 Receivable for capital shares issued.............................           26
 Prepaid expenses.................................................       25,948
 Other assets.....................................................        3,941
 Deferred organization costs......................................           57
                                                                    -----------
 Total Assets.....................................................    3,493,629
Liabilities:
 Payable to custodian.............................................       23,318
 Payable for capital shares redeemed..............................       19,034
 Variation margin on futures contracts............................        7,840
 Advisory fees payable............................................       13,120
 Management servicing fees payable................................          430
 Administration fees payable......................................        1,075
 Shareholder servicing fees payable--
  Service Class...................................................        2,913
                                                                    -----------
 Total Liabilities................................................       67,730
                                                                    -----------
Net Assets........................................................  $ 3,425,899
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 6,362,758
 Accumulated undistributed net investment income..................        4,120
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (2,873,693)
 Net unrealized depreciation on investments and futures
  contracts.......................................................      (67,286)
                                                                    -----------
Total Net Assets..................................................  $ 3,425,899
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 2,330,573
 Shares of Beneficial Interest Outstanding........................       77,215
 Net Asset Value (offering and redemption price per share)........  $     30.18
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,095,326
 Shares of Beneficial Interest Outstanding........................       36,688
 Net Asset Value (offering and redemption price per share)........  $     29.86
                                                                    ===========

 Statement of Operations
                                            For the year ended December 31, 1999

Investment Income:
 Interest.........................................................  $   591,224
Expenses:
 Advisory fees....................................................      104,541
 Management servicing fees........................................       20,908
 Administration fees..............................................       19,034
 Shareholder servicing fees--Service Class........................        6,925
 Registration and filing fees.....................................       40,055
 Transfer agent fees..............................................       28,914
 Custody fees.....................................................        7,037
 Fund accounting fees.............................................        4,182
 Other fees.......................................................       11,166
                                                                    -----------
 Total expenses before waivers....................................      242,762
 Less expenses waived.............................................      (41,680)
                                                                    -----------
 Net expenses.....................................................      201,082
                                                                    -----------
Net Investment Income.............................................      390,142
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........   (2,103,989)
 Net change in unrealized depreciation on investments and futures
  contracts.......................................................      (70,043)
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (2,174,032)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,783,890)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................    $     390,142     $     41,992
 Net realized losses on investments and
  futures contracts........................       (2,103,989)        (769,283)
 Net change in unrealized
  appreciation/(depreciation) on
  investments and futures contracts........          (70,043)           2,324
                                               -------------     ------------
 Net decrease in net assets resulting from
  operations...............................       (1,783,890)        (724,967)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................         (237,255)         (38,388)
 Service shares............................         (150,057)          (2,314)
 Net realized gains on investments and
  futures contracts
 Investor shares...........................               --             (481)
 Service shares............................               --              (87)
                                               -------------     ------------
 Net decrease in net assets resulting from
  distributions............................         (387,312)         (41,270)
Capital Share Transactions:
 Proceeds from shares issued...............      313,003,794       53,489,566
 Dividends reinvested......................          355,358           39,914
 Cost of shares redeemed...................     (312,308,508)     (50,733,208)
                                               -------------     ------------
 Net increase in net assets resulting from
  capital share transactions...............        1,050,644        2,796,272
                                               -------------     ------------
 Total increase/(decrease) in net assets...       (1,120,558)       2,030,035
Net Assets:
 Beginning of year.........................        4,546,457        2,516,422
                                               -------------     ------------
 End of year...............................    $   3,425,899     $  4,546,457
                                               =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights

For a share of beneficial               Investor Class                                   Service Class
interest outstanding       ---------------------------------------------   --------------------------------------------
                                                             For the                                        For the
                                                           period from                                    period from
                             For the        For the       December 31,       For the        For the      December 31,
                            year ended     year ended        1997(a)        year ended     year ended       1997(a)
                           December 31,   December 31,   to December 31,   December 31,   December 31,  to December 31,
                               1999           1998            1997             1999           1998           1997
                           ------------   ------------   ---------------   ------------   ------------  ---------------
Net Asset Value,
 Beginning of Period.....   $    39.88     $    50.00      $    50.00       $    39.76      $  50.00        $ 50.00
                            ----------     ----------      ----------       ----------      --------        -------
 Net investment income...         1.10(b)        1.47(b)           --             0.63(b)       0.87(b)          --
 Net realized and
  unrealized loss on
  investments and futures
  contracts..............        (5.97)        (11.22)             --            (5.92)       (10.88)            --
                            ----------     ----------      ----------       ----------      --------        -------
 Total income/loss from
  investment operations..        (4.87)         (9.75)             --            (5.29)       (10.01)            --
                            ----------     ----------      ----------       ----------      --------        -------
Distribution to
 Shareholders from:
 Net investment income...        (4.83)         (0.37)             --            (4.61)        (0.23)            --
 Net realized gains on
  investments and futures
  contracts..............           --          --(c)              --               --            --(c)          --
                            ----------     ----------      ----------       ----------      --------        -------
 Total Distributions.....        (4.83)         (0.37)             --            (4.61)        (0.23)            --
                            ----------     ----------      ----------       ----------      --------        -------
Net Asset Value, End of
 Period..................   $    30.18     $    39.88      $    50.00       $    29.86      $  39.76        $ 50.00
                            ==========     ==========      ==========       ==========      ========        =======
Total Return.............       (12.32)%       (19.46)%            --(d)        (13.32)%      (20.04)%           --(d)
Ratios/Supplemental Data:
Net assets at end of
 period..................   $2,330,573     $4,166,787      $2,516,412       $1,095,326      $379,670        $    10
Ratio of expenses to
 average net assets......         1.40%          1.54%             --(e)          2.23%         2.49%            --(e)
Ratio of net investment
 income to average net
 assets..................         2.86%          3.12%             --(e)          1.69%         1.90%            --(e)
Ratio of expenses to
 average net assets*.....         1.68%          3.26%         325.97%(e)         2.91%         4.09%        326.97%(e)
Portfolio turnover(f)....         1215%            --              --             1215%           --             --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             The UltraBear ProFund

  The UltraBear ProFund's investment objective is to provide daily investment results that inversely correlate to 200% of the performance of the S&P 500 Index. Over the twelve months ended December 31, 1999, the Fund performed as anticipated, tracking its benchmark with a statistical correlation of .99. Over the same period, the S&P 500 Index produced a return of 19.53%. As a result, the Fund (Investor Shares) posted a total return of -30.54%* for the same period.

                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraBear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBear ProFund                                             December 31, 1999

Options Purchased (33.4%)
                                                         Contracts
                                                             or
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
S&P 500 Call Option expiring January 2000 @ 1800........        700 $     5,250
S&P 500 Put Option expiring January 2000 @ 2100.........         80  12,292,000
                                                                    -----------
TOTAL OPTIONS PURCHASED (Cost $13,311,650)..............             12,297,250
                                                                    -----------
U.S. Treasury Bills (69.3%)
U.S. Treasury Bill, 3.87%, 01/13/00..................... $1,540,000   1,537,849
U.S. Treasury Bill, 4.91%, 03/09/00.....................  9,000,000   8,916,012
U.S. Treasury Bill, 4.91%, 03/23/00.....................  2,428,000   2,400,806
U.S. Treasury Bill, 5.03%, 03/30/00.....................  3,066,000   3,027,914
U.S. Treasury Bill, 5.04%, 04/13/00.....................  1,919,000   1,891,482
U.S. Treasury Bill, 5.30%, 05/11/00.....................  7,900,000   7,749,402
                                                                    -----------
TOTAL U.S. TREASURY BILLS (Cost $25,513,308)............             25,523,465
                                                                    -----------
TOTAL INVESTMENTS (Cost $38,824,958)(a)(102.7%).........             37,820,715
Liabilities in excess of other assets (-2.7%)...........               (997,410)
                                                                    -----------
TOTAL NET ASSETS (100.0%)...............................            $36,823,305
                                                                    ===========

-----
Percentages indicated are based on net assets of $36,823,305.

Futures Contracts Sold
                                                                   Unrealized
                                                         Contracts    Loss
                                                         --------- -----------
S&P 500 Future Contract expiring March 2000 (Underlying
 face amount at value $44,190,650).....................     119    $(1,210,945)

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain losses by $(1,014,400) for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....... $10,343
      Unrealized depreciation.......    (186)
                                     -------
      Net unrealized appreciation... $10,157
                                     =======

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund


Statement of Assets and Liabilities

                                                               December 31, 1999

Assets:
 Investments, at value (cost $38,824,958).........................  $37,820,715
 Cash.............................................................       22,826
 Receivable for capital shares issued.............................        1,850
 Prepaid expenses.................................................       44,090
 Deferred organization costs......................................        4,739
                                                                    -----------
 Total Assets.....................................................   37,894,220
Liabilities:
 Payable for capital shares redeemed..............................      771,741
 Variation margin on futures contracts............................      212,750
 Advisory fees payable............................................       28,634
 Management servicing fees payable................................        5,727
 Administration fees payable......................................        5,883
 Shareholder servicing fees payable--Service Class................       18,925
 Other accrued expenses...........................................       27,255
                                                                    -----------
 Total Liabilities................................................    1,070,915
                                                                    -----------
Net Assets........................................................  $36,823,305
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $79,721,985
 Accumulated undistributed net investment income..................        2,860
 Accumulated net realized losses on investments and futures
  contracts.......................................................  (40,686,352)
 Net unrealized depreciation on investments and futures
  contracts.......................................................   (2,215,188)
                                                                    -----------
Total Net Assets..................................................  $36,823,305
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $32,534,046
 Shares of Beneficial Interest Outstanding........................    1,527,049
 Net Asset Value (offering and redemption price per share)........  $     21.31
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 4,289,259
 Shares of Beneficial Interest Outstanding........................      199,453
 Net Asset Value (offering and redemption price per share)........  $     21.51
                                                                    ===========

Statement of Operations

                                            For the year ended December 31, 1999

Investment Income:
 Interest........................................................  $  2,204,122
Expenses:
 Advisory fees...................................................       458,760
 Management servicing fees.......................................        91,752
 Administration fees.............................................        96,949
 Shareholder servicing fees--Service Class.......................        85,433
 Transfer agent fees.............................................        87,311
 Registration and filing fees....................................        71,312
 Fund accounting fees............................................        18,350
 Custody fees....................................................        10,703
 Other fees......................................................        38,100
                                                                   ------------
 Total expenses before waivers...................................       958,670
 Less expenses waived............................................       (13,992)
                                                                   ------------
 Net expenses....................................................       944,678
                                                                   ------------
Net Investment Income............................................     1,259,444
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (33,526,973)
 Net change in unrealized depreciation on investments and futures
  contracts......................................................      (566,202)
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (34,093,175)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(32,833,731)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $     1,259,444    $     432,129
 Net realized losses on investments and
  futures contracts........................       (33,526,973)      (7,159,379)
 Net change in unrealized depreciation on
  investments and futures contracts........          (566,202)      (1,648,986)
                                              ---------------    -------------
 Net decrease in net assets resulting from
  operations...............................       (32,833,731)      (8,376,236)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................        (1,179,951)         (21,742)
 Service shares............................           (76,633)              --
                                              ---------------    -------------
 Net decrease in net assets resulting from
  distributions............................        (1,256,584)         (21,742)
Capital Share Transactions:
 Proceeds from shares issued...............     1,098,659,676      457,690,222
 Dividends reinvested......................         1,125,603           11,707
 Cost of shares redeemed...................    (1,059,823,863)    (418,351,778)
                                              ---------------    -------------
 Net increase in net assets resulting from
  capital share transactions...............        39,961,416       39,350,151
                                              ---------------    -------------
 Total increase in net assets..............         5,871,101       30,952,173
Net Assets:
 Beginning of year.........................        30,952,204               31
                                              ---------------    -------------
 End of year...............................   $    36,823,305    $  30,952,204
                                              ===============    =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights

For a share of beneficial
interest outstanding
                                     Investor Class                                   Service Class
                         -------------------------------------------    --------------------------------------------
                                                          For the
                                                        period from                                      For the
                                                        December 23,                                   period from
                           For the        For the         1997(a)         For the       For the       December 23,
                          year ended     year ended          to          year ended    year ended        1997(a)
                         December 31,   December 31,    December 31,    December 31,  December 31,   to December 31,
                             1999           1998            1997            1999          1998            1997
                         ------------   ------------    ------------    ------------  ------------   ---------------
Net Asset Value,
 Beginning of Period.... $     31.88    $     51.80      $   50.00       $    31.83    $    51.75        $50.00
                         -----------    -----------      ---------       ----------    ----------        ------
 Net investment income..        0.84           1.16(b)    6,082.50(c)          0.54          0.75(b)         --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....      (10.55)        (21.04)     (6,080.70)(c)       (10.45)       (20.67)         1.75
                         -----------    -----------      ---------       ----------    ----------        ------
 Total income/(loss)
  from investment
  operations............       (9.71)        (19.88)          1.80            (9.91)       (19.92)         1.75
                         -----------    -----------      ---------       ----------    ----------        ------
Distribution to
 Shareholders from:
 Net investment income..       (0.86)         (0.04)            --            (0.41)           --            --
                         -----------    -----------      ---------       ----------    ----------        ------
 Total distributions....       (0.86)         (0.04)            --            (0.41)           --            --
                         -----------    -----------      ---------       ----------    ----------        ------
Net Asset Value, End of
 Period................. $     21.31    $     31.88      $   51.80       $    21.51    $    31.83        $51.75
                         ===========    ===========      =========       ==========    ==========        ======
Total Return............      (30.54)%       (38.34)%         3.60%(d)       (31.20)%      (38.45)%        3.50%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year................... $32,534,046    $27,939,876      $      21       $4,289,259    $3,012,328        $   10
Ratio of expenses to
 average net assets.....        1.41%          1.57%          1.33%(e)         2.41%         2.45%         1.33%(e)
Ratio of net investment
 income to average net
 assets.................        2.20%          2.73%          2.97%(e)         1.21%         1.74%           --
Ratio of expenses to
 average net assets*....        1.43%          1.78%         32.39%(e)         2.42%         2.74%        33.39%(e)
Portfolio turnover(f)...        1137%            --             --             1137%           --            --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                          The UltraShort OTC ProFund

  The investment objective of the UltraShort OTC ProFund is to provide daily investment results that correspond to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. The NASDAQ 100 includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. Over the twelve months ended December 31, 1999, the Fund's performance tracked this benchmark with a statistical correlation of .99. Over the course of the same period, the Index generated a return of 101.95%. The Fund (Investor Shares), as anticipated, posted a total return of -80.36%* for the twelve months.

                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraShort OTC ProFund is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraShort OTC ProFund                                        December 31, 1999

Options Purchased (19.3%)
                                                         Contracts
                                                             or
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
NASDAQ Call Option expiring January 2000 @ 4500.........        700 $    10,500
NASDAQ Put Option expiring January 2000 @ 4500..........        100   7,580,000
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $12,574,500).....................................              7,590,500
                                                                    -----------
U.S. Treasury Bills (80.6%)
U.S. Treasury Bill, 3.87%, 01/13/00..................... $4,876,000   4,869,188
U.S. Treasury Bill, 4.91%, 03/09/00..................... 10,000,000   9,906,680
U.S. Treasury Bill, 4.91%, 03/23/00.....................  2,497,000   2,469,034
U.S. Treasury Bill, 5.03%, 03/30/00.....................  1,580,000   1,560,373
U.S. Treasury Bill, 5.04%, 04/13/00.....................    579,000     570,697
U.S. Treasury Bill, 5.30%, 05/11/00..................... 12,500,000  12,261,713
                                                                    -----------
TOTAL U.S. TREASURY BILLS
 (Cost $31,623,657).....................................             31,637,685
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $44,198,157)(a) (99.9%)..........................             39,228,185
Other assets in excess of liabilities (0.1%)............                 36,175
                                                                    -----------
TOTAL NET ASSETS (100.0%)...............................            $39,264,360
                                                                    ===========

-----
Percentages indicated are based on net assets of $39,264,360.

Futures Contracts Sold
                                                                  Unrealized
                                                        Contracts    Loss
                                                        --------- -----------
NASDAQ Future Contract expiring March 2000 (Underlying
 face amount at value $40,413,600).....................    108    $(3,976,740)

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain losses by $(4,984,000) for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.......................................... $14,124
      Unrealized depreciation..........................................     (96)
                                                                        -------
      Net unrealized appreciation...................................... $14,028
                                                                        =======

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


Statement of Assets and Liabilities

                                                               December 31, 1999

Assets:
 Investments, at value (cost $44,198,157)........................  $ 39,228,185
 Receivable for capital shares issued............................       281,782
 Prepaid expenses................................................        34,994
                                                                   ------------
 Total Assets....................................................    39,544,961
Liabilities:
 Payable to custodian............................................        57,258
 Variation margin on futures contracts...........................       121,240
 Advisory fees payable...........................................        32,438
 Management servicing fees payable...............................         6,488
 Administration fees payable.....................................         6,137
 Shareholder servicing fees payable--Service Class...............         5,325
 Other accrued expenses..........................................        51,715
                                                                   ------------
 Total Liabilities...............................................       280,601
                                                                   ------------
Net Assets.......................................................  $ 39,264,360
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $169,305,027
 Accumulated net realized losses on investments and futures
  contracts......................................................  (121,093,955)
 Net unrealized depreciation on investments and futures
  contracts......................................................    (8,946,712)
                                                                   ------------
Total Net Assets.................................................  $ 39,264,360
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 38,254,638
 Shares of Beneficial Interest Outstanding*......................       832,042
 Net Asset Value (offering and redemption price per share)*......  $      45.98
                                                                   ============
Service Shares:
 Net Assets......................................................  $  1,009,722
 Shares of Beneficial Interest Outstanding*......................        21,776
 Net Asset Value (offering and redemption price per share)*......  $      46.37
                                                                   ============

-----
* Reflects 15 for 1 reverse split that occurred on February 11, 2000.

Statement of Operations

                                            For the year ended December 31, 1999

Investment Income:
 Interest.......................................................  $   2,401,591
Expenses:
 Advisory fees..................................................        499,786
 Management servicing fees......................................         99,958
 Administration fees............................................        100,112
 Shareholder servicing fees--Service Class......................         18,370
 Registration and filing fees...................................        110,709
 Transfer agent fees............................................         89,747
 Custody fees...................................................          9,876
 Fund accounting fees...........................................         17,982
 Other fees.....................................................         36,254
                                                                  -------------
 Total expenses before waivers..................................        982,794
 Less expenses waived...........................................        (10,042)
                                                                  -------------
 Net expenses...................................................        972,752
                                                                  -------------
Net Investment Income...........................................      1,428,839
                                                                  -------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.......   (107,443,268)
 Net change in unrealized depreciation on investments and
  futures contracts.............................................     (8,249,251)
                                                                  -------------
 Net realized and unrealized losses on investments and futures
  contracts.....................................................   (115,692,519)
                                                                  -------------
Decrease in Net Assets Resulting from Operations................  $(114,263,680)
                                                                  =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the       June 2, 1998(a)
                                                year ended          through
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $    1,428,839     $      72,078
 Net realized losses on investments and
  futures contracts........................     (107,443,268)      (13,650,687)
 Net change in unrealized depreciation on
  investments and futures contracts........       (8,249,251)         (697,461)
                                              --------------     -------------
 Net decrease in net assets resulting from
  operations...............................     (114,263,680)      (14,276,070)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................       (1,414,182)           (4,476)
 Service shares............................          (17,198)               --
                                              --------------     -------------
 Net decrease in net assets resulting from
  distributions............................       (1,431,380)           (4,476)
Capital Share Transactions:
 Proceeds from shares issued...............    1,131,536,860       227,068,217
 Dividends reinvested......................        1,293,644             2,745
 Cost of shares redeemed...................     (998,191,848)     (192,469,652)
                                              --------------     -------------
 Net increase in net assets resulting from
  capital share transactions...............      134,638,656        34,601,310
                                              --------------     -------------
 Total increase in net assets..............       18,943,596        20,320,764
Net Assets:
 Beginning of period.......................       20,320,764                --
                                              --------------     -------------
 End of period.............................   $   39,264,360     $  20,320,764
                                              ==============     =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights

For a share of beneficial
interest outstanding                Adjusted for 15:1 reverse stock split on February 11, 2000
                                       Investor Class                          Service Class
                           --------------------------------------  --------------------------------------
                                                For the period                          For the period
                             For the year    from June 2, 1998(a)    For the year    from June 2, 1998(a)
                                 ended             through               ended             through
                           December 31, 1999   December 31, 1998   December 31, 1999   December 31, 1998
                           ----------------- --------------------  ----------------- --------------------
Net Asset Value,
 Beginning of Period.....     $    243.60        $    750.00          $   243.60           $ 750.00
                              -----------        -----------          ----------           --------       ---
 Net investment income...            1.82               3.90(b)             1.11               1.50(b)
 Net realized and
  unrealized (loss) on
  investments and futures
  contracts..............         (197.61)           (510.30)            (197.45)           (507.90)
                              -----------        -----------          ----------           --------
 Total (loss) from
  investment operations..         (195.79)           (506.40)            (196.34)           (506.40)
                              -----------        -----------          ----------           --------
Distribution to
 Shareholders from:
 Net investment income...           (1.83)                --(c)            (0.89)                --
                              -----------        -----------          ----------           --------
 Total distributions.....           (1.83)                --               (0.89)                --
                              -----------        -----------          ----------           --------
Net Asset Value, End of
 Period..................     $     45.98        $    243.60          $    46.37           $ 243.60
                              ===========        ===========          ==========           ========
Total Return.............          (80.36)%           (67.48)%(d)         (80.62)%           (67.50)%(d)
Ratios/Supplemental Data:
Net assets, end of year..     $38,254,638        $19,465,372          $1,009,722           $855,392
Ratio of expenses to
 average net assets......            1.44%              1.83%(e)            2.45%              2.92%(e)
Ratio of net investment
 income to average net
 assets..................            2.18%              1.55%(e)            1.21%              0.54%(e)
Ratio of expenses to
 average net assets*.....            1.45%              1.98%(e)            2.46%              3.06%(e)
Portfolio turnover(f)....            1185%                --                1185%                --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                         The UltraShort Europe ProFund

  Launched on March 15, 1999, the investment objective of the UltraShort Europe ProFund is to provide daily investment results that are twice the inverse (opposite) of the performance of the ProFunds European Index (PEI). Since its launch, the Fund's results tracked the performance of the PEI with a statistical correlation of .97. As a result, over the course of the period, the Fund (Investor Shares) generated a total return of -21.38%* for the period.


                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraShort Europe ProFund is measured against the ProFunds European Index (PEI). The PEI was created by the Advisor and is equal to a blended average of the performance of three European equity indices: the Financial Times Stock Exchange 100 (FTSE-100), the Deutsche Aktienindex (DAX) and the CAC-40. This index is unmanaged and does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraShort Europe ProFund                                     December 31, 1999

Options Purchased (14.3%)
                                                             Contracts
                                                                or
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
CAC 40 Call Option expiring January 2000 @ 6200.............      100  $  1,089
DAX Call Option expiring February 2000 @ 7000...............       20     1,249
DAX Put Option expiring January 2000 @ 6800.................        6         0
FTSE 100 Call Option expiring February 2000 @ 4300..........        1    42,535
FTSE 100 Call Option expiring January 2000 @ 7600...........        5       104
FTSE 100 Put Option expiring February 2000 @ 7600...........        1    10,832
                                                                       --------
TOTAL OPTIONS PURCHASED
 (Cost $71,569).............................................             55,809
                                                                       --------
U.S. Treasury Bills (78.3%)
U.S. Treasury Bill, 4.51%, 01/13/00......................... $140,000   139,772
U.S. Treasury Bill, 5.13%, 04/13/00.........................  168,000   165,516
                                                                       --------
TOTAL U.S. TREASURY BILLS
 (Cost $305,323)............................................            305,288
                                                                       --------
TOTAL INVESTMENTS
 (Cost $376,892)(a) (92.6%).................................            361,097
Other assets in excess of liabilities (7.4%)................             28,927
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $390,024
                                                                       ========

-----
Percentages indicated are based on net assets of $390,024.

Futures Contracts Sold
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
CAC 40 Future Contract expiring January 2000 (Underlying
 face amount at value $240,556)..........................      4     $(6,778)
FTSE 100 Future Contract expiring March 2000 (Underlying
 face amount at value $225,664)..........................      2     $(8,660)

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain losses by $(15,760) for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation......... $ 22
      Unrealized depreciation.........  (57)
                                       ----
      Net unrealized depreciation..... $(35)
                                       ====

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort Europe ProFund


Statement of Assets and Liabilities

                                                              December 31, 1999

Assets:
 Investments, at value (cost $376,892)..............................  $ 361,097
 Cash...............................................................    252,514
 Receivable from Investment Advisor.................................     43,795
 Prepaid expenses...................................................      1,618
                                                                      ---------
 Total Assets.......................................................    659,024
Liabilities:
 Foreign currency payable to the custodian, at value (cost
  $213,994).........................................................    213,994
 Payable for capital shares redeemed................................      4,021
 Variation margin on futures contracts..............................      8,817
 Administration fees payable........................................     40,654
 Shareholder servicing fees payable--Service Class..................      1,002
 Other accrued expenses.............................................        512
                                                                      ---------
 Total Liabilities..................................................    269,000
                                                                      ---------
Net Assets..........................................................  $ 390,024
                                                                      =========
Net Assets consist of:
 Capital............................................................  $ 557,017
 Accumulated undistributed net investment income....................     11,705
 Accumulated net realized losses on investments and futures
  contracts.........................................................   (147,465)
 Net unrealized depreciation on investments and futures contracts...    (31,233)
                                                                      ---------
Total Net Assets....................................................  $ 390,024
                                                                      =========
Investor Shares:
 Net Assets.........................................................  $ 389,945
 Shares of Beneficial Interest Outstanding..........................     16,596
 Net Asset Value (offering and redemption price per share)..........  $   23.50
                                                                      =========
Service Shares:
 Net Assets.........................................................  $      79
 Shares of Beneficial Interest Outstanding..........................          3
 Net Asset Value (offering and redemption price per share)..........  $   23.82
                                                                      =========

Statement of Operations

                     For the period March 15, 1999(a) through December 31, 1999

Investment Income:
 Interest..........................................................  $   7,500
Expenses:
 Advisory fees.....................................................      1,548
 Management servicing fees.........................................        258
 Administration fees...............................................     40,654
 Shareholder servicing fees--Service Class.........................      1,005
 Audit fees........................................................      3,595
 Custody fees......................................................      1,553
 Other fees........................................................        521
                                                                     ---------
 Total expenses before waivers/reimbursements......................     49,134
 Less expenses waived/reimbursed...................................    (45,601)
                                                                     ---------
 Net expenses......................................................      3,533
                                                                     ---------
Net Investment Income..............................................      3,967
                                                                     ---------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts..........   (138,283)
 Net change in unrealized depreciation on investments and futures
  contracts........................................................    (31,233)
                                                                     ---------
 Net realized and unrealized losses on investments and futures
  contracts........................................................   (169,516)
                                                                     ---------
Decrease In Net Assets Resulting from Operations...................  $(165,549)
                                                                     =========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort Europe ProFund

 Statement of Changes in Net Assets

                                                                For the period
                                                               March 15, 1999(a)
                                                                    through
                                                               December 31, 1999
                                                               -----------------
Change in Net Assets:
Operations:
 Net investment income.......................................     $     3,967
 Net realized losses on investments and futures contracts....        (138,283)
 Net change in unrealized depreciation on investments and
  futures contracts..........................................         (31,233)
                                                                  -----------
 Net decrease in net assets resulting from operations........        (165,549)
Distributions to Shareholders from:
 Net investment income
 Investor shares.............................................          (1,444)
                                                                  -----------
 Net decrease in net assets resulting from distributions.....          (1,444)
Capital Share Transactions:
 Proceeds from shares issued.................................       5,618,099
 Dividends reinvested........................................           1,399
 Cost of shares redeemed.....................................      (5,062,481)
                                                                  -----------
 Net increase in net assets resulting from capital share
  transactions...............................................         557,017
                                                                  -----------
 Total increase in net assets................................         390,024
Net Assets:
 Beginning of period.........................................              --
                                                                  -----------
 End of period...............................................     $   390,024
                                                                  ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort Europe ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                             Investor Class      Service Class
                                            -----------------  -----------------
                                                 For the            For the
                                               period from        period from
                                            March 15, 1999(a)  March 15, 1999(a)
                                                 through            through
                                            December 31, 1999  December 31, 1999
                                            -----------------  -----------------
Net Asset Value, Beginning of Period.......     $  30.00            $30.00
                                                --------            ------
 Net investment income.....................         0.57(b)           0.46(b)
 Net realized and unrealized loss on
  investments and futures contracts........        (6.98)            (6.64)
                                                --------            ------
 Total loss from investment operations.....        (6.41)            (6.18)
                                                --------            ------
Distribution to Shareholders from:
 Net investment income.....................        (0.09)               --
                                                --------            ------
 Total distributions.......................        (0.09)               --
                                                --------            ------
Net Asset Value, End of Period.............     $  23.50            $23.82
                                                ========            ======
Total Return...............................       (21.38)%(c)       (20.60)%(c)
Ratios/Supplemental Data:
Net assets, end of year....................     $389,945            $   79
Ratio of expenses to average net assets....         1.46%(d)          2.48%(d)
Ratio of net investment income to average
 net assets................................         2.87%(d)          1.92%(d)
Ratio of expenses to average net assets*...        28.05%(d)         29.07%(d)
Portfolio turnover(e)......................          641%              641%

-----
* During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reduction/reimbursement had not occurred, the ratio would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                           The Money Market ProFund

  The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 1999, the Fund (Investor Class) returned 4.48%*.

  The assets of this fund are part of a $6.1 billion portfolio managed by Bankers Trust Company. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS
Money Market ProFund


Statement of Assets and Liabilities

                                                               December 31, 1999

Assets:
 Investment in Cash Management Portfolio, at value (cost
  $307,287,676)...................................................  $307,287,676
 Prepaid expenses.................................................        81,855
 Deferred organization costs......................................        10,623
 Other assets.....................................................       253,297
                                                                    ------------
 Total Assets.....................................................   307,633,451
Liabilities:
 Dividends payable................................................       855,501
 Management servicing fees payable................................        87,848
 Administration fees payable......................................         7,629
 Shareholder servicing fees payable--Service Class................        85,385
 Other accrued expenses...........................................        97,770
                                                                    ------------
 Total Liabilities................................................     1,134,133
                                                                    ------------
Net Assets........................................................  $306,499,318
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $306,487,544
 Accumulated undistributed net investment income..................         2,395
 Accumulated undistributed net realized gains on investments......         9,379
                                                                    ------------
Total Net Assets..................................................  $306,499,318
                                                                    ============
Investor Shares:
 Net Assets.......................................................  $198,555,252
 Shares of Beneficial Interest Outstanding........................   198,546,197
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============
Service Shares:
 Net Assets.......................................................  $107,944,066
 Shares of Beneficial Interest Outstanding........................   107,941,347
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============

Statement of Operations

                                            For the year ended December 31, 1999

Investment Income:
 Investment income allocated from Cash Management Fund............  $11,217,664
 Expenses allocated from Cash Management Fund.....................     (215,987)
                                                                    -----------
                                                                     11,001,677
Expenses:
 Management servicing fees........................................      744,520
 Administration fees..............................................      189,248
 Shareholder servicing fees--Service Class........................      620,680
 Transfer agent fees..............................................      265,592
 Registration and filing fees.....................................      247,507
 Custody fees.....................................................        2,665
 Other fees.......................................................       93,660
                                                                    -----------
 Net expenses.....................................................    2,163,872
                                                                    -----------
Net Investment Income.............................................    8,837,805
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments................................        9,379
                                                                    -----------
Increase In Net Assets Resulting from Operations..................  $ 8,847,184
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 1999 December 31, 1998
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $     8,837,805   $     1,465,933
 Net realized gains on investments.........             9,379             2,398
                                              ---------------   ---------------
 Net increase in net assets resulting from
  operations...............................         8,847,184         1,468,331
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................        (6,697,778)       (1,251,407)
 Service shares............................        (2,140,027)         (214,526)
                                              ---------------   ---------------
 Net decrease in net assets resulting from
  distributions............................        (8,837,805)       (1,465,933)
Capital Share Transactions:
 Proceeds from shares issued...............     5,898,123,847     1,182,465,274
 Dividends reinvested......................         7,933,592         1,242,690
 Cost of shares redeemed...................    (5,676,999,915)   (1,106,567,419)
                                              ---------------   ---------------
 Net increase in net assets resulting from
  capital share transactions...............       229,057,524        77,140,545
                                              ---------------   ---------------
 Total increase in net assets..............       229,066,903        77,142,943
Net Assets:
 Beginning of year.........................        77,432,415           289,472
                                              ---------------   ---------------
 End of year...............................   $   306,499,318   $    77,432,415
                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights

For a share of beneficial
interest outstanding
                                        Investor Class                                          Service Class
                           -------------------------------------------------      ---------------------------------
                                                                 For the
                                                               period from
                             For the          For the         November 17,          For the          For the
                            year ended       year ended          1997(a)           year ended       year ended
                           December 31,     December 31,     to December 31,      December 31,     December 31,
                               1999             1998              1997                1999             1998
                           ------------     ------------     ---------------      ------------     ------------
Net Asset Value,
 Beginning of Period.....  $      1.000     $     1.000         $  1.000          $      1.000     $     1.000
                           ------------     -----------         --------          ------------     -----------
 Net investment income...         0.044           0.047(b)         0.006                 0.034           0.037(b)
                           ------------     -----------         --------          ------------     -----------
Distribution to
 Shareholders from:
 Net investment income...        (0.044)         (0.047)          (0.006)               (0.034)         (0.037)
                           ------------     -----------         --------          ------------     -----------
Net Asset Value, End of
 Period..................  $      1.000     $     1.000         $  1.000          $      1.000     $     1.000
                           ============     ===========         ========          ============     ===========
Total Return.............          4.48%           4.84%            0.61%(c)              3.44%           3.81%
Ratios/Supplemental Data:
Net assets, end of year..  $198,555,252     $62,026,228         $286,962          $107,944,066     $15,406,187
Ratio of expenses to
 average net assets......          0.83%(e)        0.85%(e)         0.83%(d),(e)          1.83%(e)        1.87%(e)
Ratio of net investment
 income to average net
 assets..................          4.46%           4.81%            4.92%(d)              3.45%           3.43%
Ratio of expenses to
 average net assets*.....          0.83%(e)        1.18%(e)         9.52%(d),(e)          1.83%(e)        2.18%(e)
For a share of beneficial
interest outstanding
                               For the
                             period from
                            November 17,
                               1997(a)
                           to December 31,
                                1997
                           -------------------
Net Asset Value,
 Beginning of Period.....      $1.000
                           -------------------
 Net investment income...         --
                           -------------------
Distribution to
 Shareholders from:
 Net investment income...         --
                           -------------------
Net Asset Value, End of
 Period..................      $1.000
                           ===================
Total Return.............        0.21%(c)
Ratios/Supplemental Data:
Net assets, end of year..      $2,510
Ratio of expenses to
 average net assets......        1.83%(d),(e)
Ratio of net investment
 income to average net
 assets..................        2.53%(d)
Ratio of expenses to
 average net assets*.....       10.52%(d),(e)

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

PROFUNDS

                         Notes to Financial Statements
                               December 31, 1999

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of nine separately managed series: Bull ProFund, UltraBull ProFund, UltraOTC ProFund, UltraEurope ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, UltraShort Europe ProFund and Money Market ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

  The investment objectives of the ProFunds are as follows:

  The Bull ProFund and the UltraBull ProFund. The Bull ProFund's investment
  -------------------------------------------
  objective is to provide investment returns that correspond to the performance of the Standard and Poor's (S&P) 500 Index. The UltraBull ProFund's investment objective is to provide investment returns that correspond to 200% of the performance of the S&P 500 Index. The UltraBull ProFund should gain more than the Bull ProFund when the prices of the securities in the S&P 500 Index rise and lose more when such prices decline.

  The Bear ProFund and the UltraBear ProFund. The Bear ProFund's investment
  -------------------------------------------
  objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The UltraBear ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the S&P 500 Index.

  If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any increases in the level of the S&P 500 Index. The percentage change of net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

  The UltraOTC ProFund and the UltraShort OTC ProFund. The investment
  ----------------------------------------------------
  objective of the UltraOTC ProFund is to provide investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market. The UltraShort OTC ProFund seeks investment results that correspond each day to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. It is the policy of the UltraShort OTC ProFund to pursue its investment objective of correlating with its benchmark regardless of market conditions, to remain fully invested and to not take defensive positions.

  If the UltraShort OTC ProFund achieved a perfect inverse correlation for any single trading day, the net asset value of the shares of this ProFund would increase for that day proportional to twice any decrease in the level of the NASDAQ 100 Index. Conversely, the net asset value of the shares of the ProFund would decrease for that day proportional to twice any increase in the level of the NASDAQ 100 Index for that day. The percentage change of net asset value of shares of the UltraOTC ProFund should increase or decrease approximately twice as much as does that of the UltraShort OTC ProFund on any given day.

  The UltraEurope ProFund and the UltraShort Europe ProFund. The investment
  ----------------------------------------------------------
  objective of the UltraEurope ProFund is to provide investment returns that correspond to 200% of the performance of the ProFunds Europe Index ("PEI"). The PEI was created by the Advisor and is equal to a blended average of the performance of three European equity indices: the Financial Times Stock Exchange 100 (FTSE-100), the Deutsche Aktienindex (DAX) and the CAC-40. The UltraEurope ProFund should produce greater gains to investors when the PEI rises and greater losses when the PEI declines over the corresponding gain or loss of the PEI itself.

  The UltraShort Europe ProFund is designed to allow investors to seek to profit from anticipated decreases in the PEI or to hedge an existing portfolio of securities or mutual fund shares. The UltraShort Europe ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the PEI. The UltraShort Europe ProFund seeks to achieve this inverse correlation on each business day.

  The Money Market ProFund. The Money Market ProFund seeks, as its investment
  -------------------------
  objective, a high level of current income consistent with liquidity and preservation of capital. To achieve its objective, the Money Market ProFund invests all of its investable assets in the Cash Management Portfolio ("Portfolio"), which has the same investment objective as the Money Market ProFund.
                                   Continued

PROFUNDS

                               December 31, 1999


  The performance of the Money Market ProFund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Money Market ProFund's financial statements.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  a)Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing system. Short-term debt securities are valued at amortized cost, which approximates market value.

  For the non-money market ProFunds other than the UltraEurope ProFund and the UltraShort Europe ProFund, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. For the UltraEurope ProFund and the UltraShort Europe ProFund, futures contracts are valued at the last transaction price for the respective contracts that occur immediately prior to the close of the underlying stock markets (the London Stock Exchange, the Frankfurt Stock Exchange and the Paris Bourse) (collectively, the "PEI exchanges"). For purposes of determining the net asset value per share of the UltraEurope ProFund and the UltraShort Europe ProFund, the foreign exchange rates used will be the mean of the bid price and asked price for the respective foreign currency occurring immediately before the last underlying PEI exchange closes (normally, 11:30 a.m. Eastern time), on each day that all three PEI exchanges and the New York Stock Exchange are open. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio, which are included elsewhere in this report.

  b) Repurchase Agreements

  Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Portfolio, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

  The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.
                                   Continued

PROFUNDS

                               December 31, 1999


  c) Short Sales

  When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  d) Futures Contracts

  The ProFunds may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. Unrealized gains and losses for futures traded on domestic exchanges are realized for tax purposes. When the contract is closed or offset, the ProFund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  e) Risks of Futures Contracts

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

  f) Foreign Currency Transactions

  The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the UltraEurope ProFund and the UltraShort Europe ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

  g) Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  h) Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will pay the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will pay the expenses directly attributable to the Service Shares as a class.

  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund, are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

  i) Distributions to Shareholders

  The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for
                                   Continued

PROFUNDS

                               December 31, 1999

  shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.

  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

  As of December 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                                                  Accumulated
                                                  Accumulated     Net Realized
                                               Undistributed Net Gain/(Loss) on
                                               Investment Income  Investments
                                               ----------------- --------------
   Bull ProFund...............................    $  (524,533)   $  (7,986,960)
   UltraBull ProFund..........................    $(2,229,411)   $  (6,932,717)
   UltraOTC ProFund...........................    $ 2,884,211    $(438,681,359)
   UltraEurope ProFund........................    $   (38,289)   $  (2,693,704)
   Bear ProFund...............................    $        --    $          10
   UltraBear ProFund..........................    $        --    $          --
   UltraShort OTC ProFund.....................    $     2,541    $          --
   UltraShort Europe ProFund..................    $     9,182    $      (9,182)
   Money Market ProFund.......................    $        --    $          --

  j) Federal Income Tax

  Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

  k) Organization Costs

  Costs incurred by the Trust (excluding UltraEurope ProFund and UltraShort Europe ProFund) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3.Shares of Beneficial Interest

  Transactions in shares of beneficial interest were as follows for the periods ended December 31, 1999 and December 31, 1998. The UltraBull ProFund and the UltraOTC ProFund shares have been adjusted to reflect the 4 for 1 stock split that occurred on July 16, 1999. The UltraShort OTC ProFund shares have been adjusted to reflect the 15 for 1 reverse stock split that occurred on February 11, 2000.
                                   Continued

PROFUNDS

                               December 31, 1999


                                                 Bull ProFund
                            ----------------------------------------------------------
                                     Year ended                    Year ended
                                 December 31, 1999             December 31, 1998
                            -----------------------------  ---------------------------
                               Shares         Amount          Shares        Amount
                            ------------  ---------------  ------------  -------------
   Investor Shares Sold....   16,563,296  $ 1,050,728,948     1,819,504  $ 101,357,875
   Investor Shares
    Reinvested.............          677           53,238           174         10,906
   Investor Shares
    Redeemed...............  (15,097,252)    (950,378,703)   (1,699,878)   (94,711,215)
                            ------------  ---------------  ------------  -------------
    Net Increase...........    1,466,721  $   100,403,483       119,800  $   6,657,566
                            ============  ===============  ============  =============
   Service Shares Sold.....      809,336  $    52,184,718       217,707  $  12,376,845
   Service Shares
    Reinvested.............           63            4,495             6            358
   Service Shares
    Redeemed...............     (390,067)     (24,183,570)     (208,223)   (11,741,216)
                            ------------  ---------------  ------------  -------------
    Net Increase...........      419,332  $    28,005,643         9,490  $     635,987
                            ============  ===============  ============  =============

                                               UltraBull ProFund
                            ----------------------------------------------------------
                                     Year ended                    Year ended
                                 December 31, 1999             December 31, 1998
                            -----------------------------  ---------------------------
                               Shares         Amount          Shares        Amount
                            ------------  ---------------  ------------  -------------
   Investor Shares Sold....   84,010,898  $ 2,246,915,014     9,228,361  $ 570,135,640
   Investor Shares
    Reinvested.............       34,857          818,420           988         67,254
   Investor Shares
    Redeemed...............  (78,692,708)  (2,192,537,404)   (8,109,673)  (497,376,316)
                            ------------  ---------------  ------------  -------------
    Net Increase...........    5,353,047  $    55,196,030     1,119,676  $  72,826,578
                            ============  ===============  ============  =============
   Service Shares Sold.....   16,613,958  $   415,023,785       889,665  $  55,056,597
   Service Shares
    Reinvested.............       12,756          294,369            23          1,214
   Service Shares
    Redeemed...............  (13,760,378)    (360,205,295)     (785,151)   (47,158,352)
                            ------------  ---------------  ------------  -------------
    Net Increase...........    2,866,336  $    55,112,859       104,537  $   7,899,459
                            ============  ===============  ============  =============

                                               UltraOTC ProFund
                            ----------------------------------------------------------
                                     Year ended                    Year ended
                                 December 31, 1999             December 31, 1998
                            -----------------------------  ---------------------------
                               Shares         Amount          Shares        Amount
                            ------------  ---------------  ------------  -------------
   Investor Shares Sold....   56,874,804  $ 3,525,601,899    12,827,450  $ 961,145,454
   Investor Shares
    Reinvested.............       53,319        5,226,051           228         26,353
   Investor Shares
    Redeemed...............  (46,631,576)  (3,172,429,452)  (10,829,785)  (797,142,403)
                            ------------  ---------------  ------------  -------------
    Net Increase...........   10,296,547  $   358,398,498     1,997,893  $ 164,029,404
                            ============  ===============  ============  =============
   Service Shares Sold.....   14,142,636  $   889,187,800     3,349,477  $ 237,230,494
   Service Shares
    Reinvested.............        5,620          543,093             2            100
   Service Shares
    Redeemed...............  (13,036,834)    (874,396,852)   (3,092,485)  (214,497,432)
                            ------------  ---------------  ------------  -------------
    Net Increase...........    1,111,422  $    15,334,041       256,994  $  22,733,162
                            ============  ===============  ============  =============

                                                         UltraEurope ProFund
                                                       ------------------------
                                                       March 15, 1999 through
                                                          December 31, 1999
                                                       ------------------------
                                                         Shares       Amount
                                                       ----------  ------------
   Investor Shares Sold...............................    644,337  $ 20,016,054
   Investor Shares Redeemed...........................   (508,696)  (15,168,170)
                                                       ----------  ------------
    Net Increase......................................    135,641  $  4,847,884
                                                       ==========  ============
   Service Shares Sold................................  1,683,534  $ 51,609,871
   Service Shares Redeemed............................ (1,217,916)  (37,392,114)
                                                       ----------  ------------
    Net Increase......................................    465,618  $ 14,217,757
                                                       ==========  ============

                                   Continued

PROFUNDS

                               December 31, 1999


                                               Bear ProFund
                            ------------------------------------------------------
                                    Year ended                  Year ended
                                December 31, 1999           December 31, 1998
                            ---------------------------  -------------------------
                              Shares         Amount        Shares       Amount
                            -----------  --------------  ----------  -------------
   Investor Shares Sold....   8,754,132  $  302,799,527   1,002,423  $  45,923,856
   Investor Shares
    Reinvested.............       7,282         220,780         946         37,746
   Investor Shares
    Redeemed...............  (8,788,673)   (303,042,177)   (949,212)   (43,589,058)
                            -----------  --------------  ----------  -------------
    Net
     Increase/(Decrease)...     (27,259) $      (21,870)     54,157  $   2,372,544
                            ===========  ==============  ==========  =============
   Service Shares Sold.....     376,703  $   10,204,267     167,814  $   7,565,710
   Service Shares
    Reinvested.............       4,482         134,578          54          2,168
   Service Shares
    Redeemed...............    (354,046)     (9,266,331)   (158,319)    (7,144,150)
                            -----------  --------------  ----------  -------------
    Net Increase...........      27,139  $    1,072,514       9,549  $     423,728
                            ===========  ==============  ==========  =============

                                             UltraBear ProFund
                            ------------------------------------------------------
                                    Year ended                  Year ended
                                December 31, 1999           December 31, 1998
                            ---------------------------  -------------------------
                              Shares         Amount        Shares       Amount
                            -----------  --------------  ----------  -------------
   Investor Shares Sold....  40,503,312  $  932,204,256   9,428,709  $ 398,355,782
   Investor Shares
    Reinvested.............      49,333       1,060,664         370         11,707
   Investor Shares
    Redeemed............... (39,902,138)   (899,455,063) (8,552,538)  (364,196,957)
                            -----------  --------------  ----------  -------------
    Net Increase...........     650,507  $   33,809,857     876,541  $  34,170,532
                            ===========  ==============  ==========  =============
   Service Shares Sold.....   7,464,854  $  166,455,420   1,330,039  $  59,334,440
   Service Shares
    Reinvested.............       2,993          64,939          --             --
   Service Shares
    Redeemed...............  (7,363,033)   (160,368,800) (1,235,400)   (54,154,821)
                            -----------  --------------  ----------  -------------
    Net Increase...........     104,814  $    6,151,559      94,639  $   5,179,619
                            ===========  ==============  ==========  =============

                                          UltraShort OTC ProFund
                            ------------------------------------------------------
                                    Year ended             June 2, 1998 through
                                December 31, 1999           December 31, 1998
                            ---------------------------  -------------------------
                              Shares         Amount        Shares       Amount
                            -----------  --------------  ----------  -------------
   Investor Shares Sold....   9,472,966  $1,075,314,031     418,732  $ 185,715,842
   Investor Shares
    Reinvested.............      27,596       1,277,016          11          2,745
   Investor Shares
    Redeemed...............  (8,748,419)   (945,055,249)   (338,844)  (153,765,286)
                            -----------  --------------  ----------  -------------
    Net Increase...........     752,143  $  131,535,798      79,899  $  31,953,301
                            ===========  ==============  ==========  =============
   Service Shares Sold.....     500,066  $   56,222,829      93,266  $  41,352,375
   Service Shares
    Reinvested.............         356          16,628          --             --
   Service Shares
    Redeemed...............    (482,157)    (53,136,599)    (89,755)   (38,704,366)
                            -----------  --------------  ----------  -------------
    Net Increase...........      18,265  $    3,102,858       3,511  $   2,648,009
                            ===========  ==============  ==========  =============

                                                           UltraShort Europe
                                                                ProFund
                                                          ---------------------
                                                             March 15, 1999
                                                                through
                                                           December 31, 1999
                                                          ---------------------
                                                           Shares     Amount
                                                          --------  -----------
   Investor Shares Sold..................................   89,189  $ 2,566,458
   Investor Shares Reinvested............................       60        1,399
   Investor Shares Redeemed..............................  (72,653)  (2,079,942)
                                                          --------  -----------
    Net Increase.........................................   16,596  $   487,915
                                                          ========  ===========
   Service Shares Sold...................................  101,124  $ 3,051,641
   Service Shares Reinvested.............................       --           --
   Service Shares Redeemed............................... (101,121)  (2,982,539)
                                                          --------  -----------
    Net Increase.........................................        3  $    69,102
                                                          ========  ===========

                                   Continued

PROFUNDS

                               December 31, 1999

                                              Money Market ProFund
                            ------------------------------------------------------------
                                      Year ended                     Year ended
                                  December 31, 1999              December 31, 1998
                            -------------------------------  ---------------------------
                                Shares          Amount          Shares        Amount
                            --------------  ---------------  ------------  -------------
   Investor Shares Sold....  4,694,847,550  $ 4,694,847,550   946,042,462  $ 946,042,462
   Investor Shares
    Reinvested.............      6,026,684        6,026,684     1,061,891      1,061,891
   Investor Shares
    Redeemed............... (4,564,352,288)  (4,564,352,288) (885,367,066)  (885,367,066)
                            --------------  ---------------  ------------  -------------
    Net Increase...........    136,521,946  $   136,521,946    61,737,287  $  61,737,287
                            ==============  ===============  ============  =============
   Service Shares Sold.....  1,203,276,297  $ 1,203,276,297   236,422,812  $ 236,422,812
   Service Shares
    Reinvested.............      1,906,908        1,906,908       180,799        180,799
   Service Shares
    Redeemed............... (1,112,647,627)  (1,112,647,627) (221,200,353)  (221,200,353)
                            --------------  ---------------  ------------  -------------
    Net Increase...........     92,535,578  $    92,535,578    15,403,258  $  15,403,258
                            ==============  ===============  ============  =============

4.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding UltraEurope ProFund and UltraShort Europe ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The UltraEurope and UltraShort Europe ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%.

  For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. Concord Financial Group, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.

  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

  Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

  Waivers and reimbursements are detailed as follows:

                             Investment                Management    Fund
                              Advisor   Administration Servicing  Accounting    Expense
                               Waiver       Waiver       Waiver     Waiver   Reimbursement
                             ---------- -------------- ---------- ---------- -------------
   Bull ProFund............    19,821        1,621       22,746        324          --
   UltraBull ProFund.......        --       19,797           --      3,959          --
   UltraOTC ProFund........        --       87,526           --     17,505          --
   UltraEurope ProFund.....    41,329           --        6,888         --          --
   Bear ProFund............    23,324          429       17,841         86          --
   UltraBear ProFund.......        --       11,660           --      2,332          --
   UltraShort OTC ProFund..        --       10,042           --         --          --
   UltraShort Europe
    ProFund................     1,548           --          258         --      43,795
   Money Market ProFund....        --           --           --         --          --

                                   Continued

PROFUNDS

                               December 31, 1999


  The advisor and/or the administrator have voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain a competitive expense ratio for the ProFunds.

5.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended December 31, 1999 were as follows:

                                                    Purchases        Sales
                                                  -------------- --------------
   Bull ProFund.................................. $  370,758,044 $  248,766,546
   UltraBull ProFund............................. $  574,514,704 $  477,838,446
   UltraOTC ProFund.............................. $3,261,209,397 $2,437,802,925
   UltraEurope ProFund........................... $   25,213,943 $   13,881,729
   Bear ProFund.................................. $   56,148,060 $   60,054,207
   UltraBear ProFund............................. $  185,579,918 $  212,095,116
   UltraShort OTC ProFund........................ $  180,014,597 $  197,415,743
   UltraShort Europe ProFund..................... $       20,887 $       20,877

6.Federal Income Tax Information (Unaudited)

  At December 31, 1999, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

   Bear ProFund........................................ $   629,925 Expires 2006
                                                          2,116,621 Expires 2007
                                                        -----------
                                                        $ 2,746,546
                                                        ===========
   UltraBear ProFund................................... $ 3,665,791 Expires 2006
                                                         31,970,456 Expires 2007
                                                        -----------
                                                        $35,636,247
                                                        ===========
   UltraShort OTC ProFund.............................. $ 7,192,872 Expires 2006
                                                         76,376,497 Expires 2007
                                                        -----------
                                                        $83,569,369
                                                        ===========
   UltraShort Europe ProFund........................... $   101,454 Expires 2007

  During the year ended December 31, 1999, the following funds declared long-term capital gain distributions as follows:

   Bull ProFund...................................................... $   13,740
   UltraBull ProFund................................................. $  576,840
   UltraOTC ProFund.................................................. $3,175,431

  In addition, the following funds have long-term capital gain deemed distributions from equalization as follows:

   Bull ProFund.................................................... $  4,274,883
   UltraBull ProFund............................................... $  1,716,765
   UltraOTC ProFund................................................ $221,235,036

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending December 31, 2000:

   Fund                                                    Capital Loss Deferred
   ----                                                    ---------------------
   Bear ProFund...........................................      $   194,980
   UltraBear ProFund......................................      $ 7,275,450
   UltraShort OTC ProFund.................................      $46,485,326
   UltraShort Europe ProFund..............................      $    61,882

                                   Continued

PROFUNDS

                   Notes to Financial Statements (concluded)
                               December 31, 1999


7.Special Meeting of Shareholders (Unaudited)

  On September 29, 1999, there was a Special Meeting of Shareholders of the Money Market ProFund. The meeting addressed the issues that arose due to the merger of Bankers Trust Bank and Deutsche Bank A.G. There were three proposals put forth for vote by the shareholders of the Money Market ProFund. The description of each proposal and number of shares voted are as follows:

  a) To approve or disapprove a new investment advisory agreement between the Fund's corresponding master fund portfolio, the Portfolio and Bankers Trust Company.

               For      Against   Abstain
           ----------- --------- ----------
           316,540,790 5,849,977 10,110,517

  b) To elect Trustees of the Portfolio to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

                                            For      Against   Abstain
                                        ----------- --------- ----------
     Mr. Charles P. Biggar............. 327,112,282         0  5,389,003
     Mr. S. Leland Dill................ 327,112,282         0  5,389,003
     Mr. Richard T. Hale............... 327,112,282         0  5,389,003
     Mr. Bruce E. Langton.............. 327,112,282         0  5,389,003
     Mr. Philip Saunders, Jr........... 327,112,282         0  5,389,003
     Mr. Harry Van Benschoten.......... 327,050,924         0  5,450,361
     Dr. Martin J. Gruber.............. 327,112,282         0  5,389,003
     Dr. Richard J. Herring............ 327,112,282         0  5,389,003

  c) To ratify or reject the selection of PricewaterhouseCoopers LLP as the independent accountants for the Portfolio for the fiscal year.

               For      Against   Abstain
           ----------- --------- ----------
           321,664,721 2,928,903  7,881,170

PROFUNDS

                       Report of Independent Accountants

To the Trustees and the Shareholders of
ProFunds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bull ProFund, the UltraBull ProFund, the UltraOTC ProFund, the UltraEurope ProFund, the Bear ProFund, the UltraBear ProFund, the UltraShort OTC ProFund, the UltraShort Europe ProFund and the Money Market ProFund, (nine separate portfolios constituting the ProFunds and hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. Our audits were conducted for the purpose of forming an opinion on the financial statement taken as a whole. The performance discussions presented on pages 5, 14, 24, 30, 35, 40, 45, 50 and 55 are presented for purposes of additional analysis and are not a required part of the financial statements. Such information has not been subjected to the auditing procedures applied in the audit of the financial statements, and, accordingly, we express no opinion on them.

PricewaterhouseCoopers LLP

February 25, 2000

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 1999

Eurodollar Certificates of Deposit (15.1%)
                                                      Principal
                                                        Amount        Value
                                                     ------------ --------------
Abbey National Treasury Services PLC:
 5.44%, 3/13/00..................................... $ 22,000,000 $   22,000,000
 6.14%, 3/21/00.....................................   50,000,000     50,026,326
Bank of Austria,
 5.93%, 2/14/00.....................................   65,000,000     64,986,881
Bank of Nova Scotia,
 6.39%, 1/06/00.....................................  100,000,000    100,000,138
Bank of Scotland,
 6.025%, 4/06/00....................................   35,000,000     35,000,457
Banque Bruxelles Lambert:
 6.30%, 1/18/00.....................................   50,000,000     50,000,234
 6.10%, 2/07/00.....................................   60,000,000     60,000,610
Bayerische Hypotheka Vereinsbank:
 5.57%, 1/20/00.....................................   30,000,000     30,000,282
 5.58%, 1/21/00.....................................   10,000,000      9,997,985
Bayerische Landesbank,
 6.02%, 6/05/00.....................................   30,000,000     30,001,261
Cariplo Bank,
 6.39%, 1/06/00.....................................   50,000,000     50,000,069
Commerzbank:
 6.10%, 1/18/00.....................................   26,000,000     25,984,503
 5.21%, 2/18/00.....................................   10,000,000      9,996,816
Halifax PLC,
 5.50%, 1/10/00.....................................   55,000,000     55,000,000
International Nederlander Bank:
 5.155%, 2/22/00....................................   20,000,000     19,990,139
 5.95%, 2/23/00.....................................   30,000,000     29,994,986
Landesbank Baden Wurttemberg:
 5.95%, 2/17/00.....................................   60,000,000     60,000,000
 5.97%, 2/22/00.....................................   35,000,000     35,000,498
 5.92%, 2/23/00.....................................   40,000,000     40,000,000
 6.01%, 2/29/00.....................................   35,000,000     34,998,813
 6.05%, 3/09/00.....................................   50,000,000     50,000,930
Landesbank Hessen Thuringen,
 5.06%, 2/11/00.....................................   10,000,000      9,985,375
Norddeutsche Landesbank,
 6.30%, 1/18/00.....................................   50,000,000     50,000,000
                                                                  --------------
Total Eurodollar Certificates of Deposit
 (Amortized Cost $922,966,303)                                       922,966,303
                                                                  --------------
Yankee Certificates of Deposit (14.2%)
Bayerische Hypotheka Vereinsbank:
 5.10%, 4/12/00.....................................   60,000,000     59,835,823
 5.15%, 4/20/00.....................................   12,000,000     11,999,743
Cariplo Bank,
 5.96%, 2/24/00.....................................   30,000,000     30,001,554
Commerzbank:
 5.01%, 1/10/00.....................................    5,000,000      4,999,457
 4.99%, 2/02/00.....................................   20,000,000     19,998,839
 5.16%, 2/25/00.....................................   20,000,000     19,996,567
 5.20%, 3/15/00.....................................   25,000,000     24,999,475
 5.185%, 3/30/00....................................   20,000,000     19,997,653
Credit Suisse First Boston, Inc.:
 5.56%, 1/18/00.....................................   10,000,000      9,999,756
 5.575%, 1/19/00....................................   25,000,000     25,000,061

Yankee Certificates of Deposit, continued
                                                      Principal
                                                        Amount        Value
                                                     ------------ --------------
Credit Agricole Indosuez,
 5.285%, 3/01/00.................................... $ 20,000,000 $   20,002,604
Credit Communal De Belgique,
 5.88%, 2/15/00.....................................   50,000,000     50,000,000
Dresdner Bank:
 5.56%, 1/07/00.....................................   10,000,000      9,999,347
 5.56%, 1/18/00.....................................   40,000,000     40,000,000
Landesbank Hessen Thuringer,
 5.215%, 2/29/00....................................    3,000,000      2,999,787
National Westminster Bank,
 5.50%, 1/14/00.....................................   40,000,000     40,000,000
Norddeutsche Landesbank,
 5.35%, 5/24/00.....................................   10,000,000      9,997,726
Paribas SA:
 6.03%, 2/08/00.....................................   65,000,000     65,000,000
 5.95%, 2/14/00.....................................   40,000,000     39,991,483
Rabobank Nederland NV:
 5.02%, 1/12/00.....................................   20,000,000     19,997,302
 5.14%, 3/20/00.....................................   14,000,000     13,992,523
Royal Bank of Canada:
 5.035%, 2/08/00....................................   13,000,000     12,993,679
 5.235%, 3/09/00....................................   15,000,000     14,999,821
 5.70%, 7/03/00.....................................    5,000,000      4,998,793
Svenska Handelsbanken,
 6.30%, 1/10/00.....................................   60,000,000     60,000,000
Toronto Dominion Bank:
 5.10%, 2/22/00.....................................   20,000,000     19,998,764
 5.14%, 4/26/00.....................................   25,000,000     24,995,410
Union Bank of Switzerland,
 5.155%, 2/25/00....................................   15,000,000     14,999,130
Westdeutsche Landesbank Girozentrale:
 6.04%, 1/24/00.....................................   50,000,000     50,000,000
 6.08%, 2/07/00.....................................   60,000,000     60,000,000
 6.04%, 3/10/00.....................................   35,000,000     35,000,000
 6.04%, 6/02/00.....................................   30,000,000     30,000,000
                                                                  --------------
Total Yankee Certificates of Deposit
 (Amortized Cost $866,795,297)                                       866,795,297
                                                                  --------------
Certificates of Deposit (1.7%)
American Express Centurion Bank,
 6.00%, 3/07/00.....................................   35,000,000     35,000,000
Bank One,
 5.91%, 3/15/00.....................................   50,000,000     50,000,000
NationsBank,
 4.99%, 1/11/00.....................................    7,000,000      6,999,114
Wachovia Corp.,
 4.90%, 1/10/00.....................................   10,000,000      9,999,676
                                                                  --------------
Total Certificates of Deposit
 (Amortized Cost $101,998,790)                                       101,998,790
                                                                  --------------
Eurodollar Time Deposits (11.8%)
ABN Amro,
 5.969%, 3/24/00....................................   30,000,000     30,000,000
Bank of Austria,
 6.188%, 1/19/00....................................   60,000,000     60,000,000

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 1999

Eurodollar Time Deposits, continued
                                                      Principal
                                                        Amount        Value
                                                     ------------ --------------
Caisse Nationale de Credit Agricole,
 6.188%, 1/18/00.................................... $ 30,000,000 $   30,000,000
Chase Manhattan Bank,
 5.50%, 1/03/00.....................................  200,000,000    200,000,000
Den Danske Bank,
 6.125%, 2/25/00....................................   30,000,000     30,000,000
International Nederlander Bank,
 5.59%, 1/12/00.....................................   30,000,000     30,000,000
KBC Bank:
 6.135%, 1/10/00....................................   31,000,000     31,000,000
 5.969%, 5/22/00....................................   10,000,000     10,000,000
Landesbank Baden Wurttemberg,
 6.08%, 6/05/00.....................................   25,000,000     25,000,000
National Australia Bank,
 5.00%, 1/03/00.....................................   50,000,000     50,000,000
Norddeutsche Landesbank:
 5.95%, 3/23/00.....................................   40,000,000     40,000,000
 6.00%, 4/10/00.....................................   50,000,000     50,000,000
Union Bank of Switzerland,
 5.00%, 1/03/00.....................................  137,372,154    137,372,154
                                                                  --------------
Total Eurodollar Time Deposits
 (Amortized Cost $723,372,154)                                       723,372,154
                                                                  --------------
Floating Rate Notes (19.9%)
American Express Centurion Bank,
 Monthly Variable Rate:
 6.423%, 3/15/00....................................   20,000,000     20,000,000
 6.439%, 4/03/00....................................   25,000,000     25,000,090
Asset Securitization Cooperative Corp.,
 Quarterly Variable Rate:
 6.163%, 3/06/00....................................   40,000,000     40,000,000
 6.121%, 3/10/00....................................   30,000,000     29,999,440
AT & T Corp.,
 Quarterly Variable Rate,
 6.163%, 8/07/00....................................   17,000,000     17,001,993
Bank of Austria,
 Monthly Variable Rate,
 6.363%, 3/15/00....................................   50,000,000     49,992,999
Bank of Scotland,
 Monthly Variable Rate:
 6.373%, 3/15/00....................................   25,000,000     24,997,005
 6.379%, 5/10/00....................................   25,000,000     24,993,868
Bayerische Hypotheka Vereinsbank,
 Monthly Variable Rate:
 6.383%, 4/13/00....................................  100,000,000     99,980,301
 6.401%, 4/25/00....................................   25,000,000     24,996,125
 6.383%, 5/15/00....................................   35,000,000     34,991,207
Bayerische Landesbank,
 Monthly Variable Rate,
 6.359%, 4/10/00....................................  100,000,000     99,980,926
Chase Manhattan Bank,
 Quarterly Variable Rate:
 6.176%, 1/12/00....................................   10,000,000     10,000,163
 6.306%, 2/28/00....................................    6,000,000      6,002,149
 6.398%, 4/20/00....................................   15,000,000     15,010,800

Floating Rate Notes, continued
                                                      Principal
                                                        Amount        Value
                                                     ------------ --------------
Citigroup, Inc.,
 Quarterly Variable Rate,
 6.261%, 2/03/00.................................... $ 10,000,000 $   10,000,879
Corporate Receivable Corp.,
 Quarterly Variable Rate,
 6.031%, 2/16/00....................................   30,000,000     30,000,000
Credit Agricole Indosuez,
 Monthly Variable Rate:
 6.361%, 3/16/00....................................   30,000,000     29,995,743
 6.459%, 11/08/00...................................   45,000,000     44,976,984
First Union Bank,
 Daily Variable Rate,
 4.85%, 10/27/00....................................   35,000,000     35,000,000
Ford Motor Credit Corp.,
 Quarterly Variable Rate:
 6.174%, 10/02/00...................................   15,000,000     14,993,017
 5.566%, 11/27/00...................................   10,000,000     10,006,001
General Electric Capital Corp.,
 Quarterly Variable Rate:
 6.126%, 4/12/00....................................   50,000,000     50,000,000
 6.014%, 5/12/00....................................   25,000,000     25,000,000
General Motors Acceptance Corp.,
 Quarterly Variable Rate:
 6.072%, 2/24/00....................................    7,500,000      7,499,998
 6.061%, 2/25/00....................................   20,000,000     20,000,301
J.P. Morgan, Inc.,
 Quarterly Variable Rate:
 6.051%, 2/23/00....................................   14,000,000     13,999,887
 6.065%, 3/02/00....................................   20,000,000     20,000,191
 6.074%, 4/06/00....................................    7,820,000      7,819,998
 5.10%, 6/23/00.....................................   35,000,000     35,000,000
Key Bank NA,
 Monthly Variable Rate:
 6.49%, 4/18/00.....................................   40,000,000     40,000,000
 6.421%, 6/26/00....................................   25,000,000     24,992,851
 Quarterly Variable Rate,
 6.166%, 4/17/00....................................   30,000,000     30,000,000
National Rural Utility Corp.,
 Quarterly Variable Rate,
 6.141%, 6/26/00....................................   12,000,000     11,999,421
NationsBank,
 Daily Variable Rate,
 5.02%, 2/04/00.....................................   25,000,000     24,998,998
Norwest Corp.,
 Monthly Variable Rate,
 6.499%, 9/07/00....................................   25,000,000     24,989,921
PNC Bank,
 Monthly Variable Rate:
 6.411%, 1/31/00....................................   25,000,000     24,994,791
 6.411%, 7/12/00....................................   25,000,000     24,999,189
Societe Generale,
 Monthly Variable Rate,
 6.393%, 5/15/00....................................   60,000,000     59,988,224
Toyota Motor Credit Corp.,
 Quarterly Variable Rate,
 6.373%, 10/25/00...................................   17,000,000     17,019,412
US Bank NA,
 Monthly Variable Rate:
 6.513%, 4/18/00....................................   10,000,000     10,002,337
 6.531%, 4/26/00....................................    8,000,000      8,000,457

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 1999

Floating Rate Notes, continued
                                                      Principal
                                                        Amount        Value
                                                     ------------ --------------
Wells Fargo Bank,
 Quarterly Variable Rate,
 6.064%, 4/26/00.................................... $ 23,000,000 $   22,994,375
Westpac Capital Corp.,
 Quarterly Variable Rate,
 6.076%, 4/17/00....................................   10,000,000      9,998,251
                                                                  --------------
Total Floating Rate Notes
 (Amortized Cost $1,212,218,292)                                   1,212,218,292
                                                                  --------------
Commercial Paper--35.6%
Aegon Funding Corp.:
 5.39%, 2/15/00.....................................   60,000,000     59,585,250
 5.92%, 3/06/00.....................................   10,500,000     10,387,767
 5.81%, 3/17/00.....................................   28,000,000     27,656,564
 5.75%, 3/22/00.....................................   35,000,000     34,547,188
Albertson's, Inc.,
 5.85%, 1/24/00.....................................   50,000,000     49,813,125
Alcatel Alsthom, Inc.:
 5.84%, 3/06/00.....................................   15,000,000     14,841,833
 5.82%, 3/15/00.....................................   11,000,000     10,868,403
AlliedSignal, Inc.:
 5.30%, 2/01/00.....................................   15,000,000     14,931,542
 5.90%, 2/15/00.....................................   22,000,000     21,837,750
Asset Securitization
 Cooperative Corp.,
 6.00%, 1/18/00.....................................   30,000,000     29,915,000
BankAmerica Corp.,
 5.85%, 2/18/00.....................................   28,000,000     27,781,600
Barclays Bank PLC,
 5.75%, 1/10/00.....................................  100,000,000     99,888,194
BBL North America, Inc.:
 5.932%, 1/21/00....................................   15,000,000     14,950,571
 5.765%, 1/31/00....................................   40,000,000     39,807,833
BellSouth Corp.,
 5.62%, 2/07/00.....................................   12,000,000     11,930,687
British Gas Capital Corp.,
 5.67%, 2/25/00.....................................   20,000,000     19,826,750
British Telecommunications PLC:
 5.92%, 3/02/00.....................................   55,000,000     54,448,289
 5.87%, 3/13/00.....................................   50,000,000     49,413,000
Corporate Asset Funding Co., Inc.:
 5.93%, 1/18/00.....................................   50,000,000     49,859,986
 5.95%, 2/18/00.....................................   65,000,000     64,484,333
Coca Cola Co.,......................................
 5.27%, 1/20/00.....................................   15,000,000     14,958,279
Corporate Receivables Corp.:
 5.89%, 1/27/00.....................................   15,000,000     14,936,192
 6.07%, 2/08/00.....................................   25,000,000     24,839,819
 5.87%, 2/10/00.....................................   20,000,000     19,869,556
 5.945%, 3/15/00....................................   50,000,000     49,388,986
Credit Suisse First Boston, Inc.:
 5.79%, 2/07/00.....................................   35,000,000     34,791,721
 5.79%, 2/14/00.....................................   25,000,000     24,823,083
Cregem North American,
 5.92%, 2/02/00.....................................   65,000,000     64,657,956
Delaware Funding Corp.,
 5.83%, 2/22/00.....................................   30,000,000     29,747,367
Diageo Capital PLC,
 5.39%, 1/28/00.....................................   40,000,000     39,838,300

Commercial Paper, continued
                                                      Principal
                                                        Amount        Value
                                                     ------------ --------------
Elf Aquitaine Finance,
 5.95%, 3/02/00..................................... $ 45,000,000 $   44,546,313
Emerson Electric Co.,
 5.27%, 1/31/00.....................................   25,000,000     24,890,208
Fortis Bank:
 5.893%, 3/14/00....................................   50,000,000     49,402,561
 5.91%, 3/15/00.....................................   25,000,000     24,696,292
 5.89%, 4/03/00.....................................   25,000,000     24,619,604
 5.735%, 5/09/00....................................   30,000,000     29,383,488
Gannett Co., Inc.,
 5.97%, 1/28/00.....................................   30,000,000     29,865,675
General Electric Capital Corp.:
 5.20%, 2/02/00.....................................   23,000,000     22,893,689
 4.95%, 2/07/00.....................................   22,000,000     21,888,075
 5.36%, 2/11/00.....................................   30,000,000     29,816,867
 5.78%, 2/18/00.....................................   18,000,000     17,861,280
General Electric Capital Corp.
 International Funding:
 5.31%, 2/15/00.....................................   40,000,000     39,734,500
 5.77%, 2/22/00.....................................   25,000,000     24,791,639
 5.77%, 3/08/00.....................................   20,000,000     19,785,228
General Motors Acceptance Corp.,
 5.22%, 1/31/00.....................................   15,000,000     14,934,750
Glaxo Wellcome PLC,
 5.90%, 2/25/00.....................................   46,000,000     45,585,361
Invensys PLC:
 5.92%, 1/14/00.....................................   25,000,000     24,946,556
 5.60%, 2/07/00.....................................   13,000,000     12,929,222
J. P. Morgan, Inc.:
 6.60%, 1/18/00.....................................   10,000,000      9,968,833
 5.78%, 3/14/00.....................................   20,000,000     19,765,589
National Rural Utility Corp.,
 5.88%, 3/13/00.....................................   32,000,000     31,623,680
Quincy Capital Corp.:
 6.04%, 1/21/00.....................................   49,867,000     49,699,669
 6.10%, 1/27/00.....................................   40,000,000     39,823,778
 6.09%, 1/31/00.....................................   35,470,000     35,289,990
Receivables Capital Corp.:
 5.85%, 1/14/00.....................................   11,480,000     11,455,749
 5.88%, 2/15/00.....................................   30,000,000     29,779,500
 5.88%, 2/25/00.....................................   40,000,000     39,640,667
Rio Tinto America, Inc.,
 5.91%, 3/03/00.....................................   20,678,000     20,467,532
Riverwoods Funding Corp.,
 6.03%, 1/26/00.....................................   15,000,000     14,937,188
Salomon Smith Barney, Inc.:
 5.43%, 1/28/00.....................................    6,000,000      5,975,565
 5.76%, 2/09/00.....................................   50,000,000     49,688,000
Santander Finance BV,
 5.97%, 2/15/00.....................................   30,000,000     29,776,125
SBC Communications, Inc.:
 5.84%, 2/10/00.....................................   12,500,000     12,418,889
 5.70%, 2/22/00.....................................   10,000,000      9,917,667
Unifunding, Inc.,
 5.98%, 2/17/00.....................................   50,000,000     49,609,639
Wachovia Corp.:
 4.93%, 2/07/00.....................................    8,000,000      7,959,464
 5.18%, 2/15/00.....................................   25,000,000     24,838,125

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 1999

Commercial Paper, continued
                                                  Principal
                                                    Amount         Value
                                                 ------------  --------------
Windmill Funding Corp.:
 5.98%, 1/13/00................................. $ 25,000,000  $   24,950,167
 5.44%, 1/18/00.................................   20,000,000      19,948,622
 5.44%, 1/21/00.................................   57,000,000      56,818,133
 5.87%, 1/25/00.................................   25,000,000      24,902,166
 5.88%, 2/15/00.................................   25,000,000      24,816,250
                                                               --------------
Total Commercial Paper
 (Amortized Cost $2,171,269,219)                                2,171,269,219
                                                               --------------
Funding Agreements--3.3%
First Allmerica Financial
Life Insurance Co.,
 Monthly Variable Rate,
 4.956%, 4/17/00/1.........................../..   55,000,000      55,000,000
GE Life and Annuity Assurance Co.,
 Monthly Variable Rate,
 5.289%, 9/01/00/1.........................../..   40,000,000      40,000,000
Transamerica Life,
 Monthly Variable Rate,
 4.951%, 6/13/00/2.........................../..   35,000,000      35,000,000
Travelers Insurance Co,
 Monthly Variable Rate:
 4.978%, 2/23/00/1.........................../..   40,000,000      40,000,000
 4.967%, 4/03/00/1.........................../..   30,000,000      30,000,000
                                                               --------------
Total Funding Agreements
 (Amortized Cost $200,000,000)                                    200,000,000
                                                               --------------
Deposit Note--0.3%
Bayerische Landesbank,
 5.80%, 5/22/00.................................   20,000,000      19,974,166
                                                               --------------
Total Deposit Note (Amortized Cost
 $19,974,166)...................................                   19,974,166
                                                               --------------
Total Investments (Amortized Cost
 $6,218,594,221)................................        101.9% $6,218,594,221
Liabilities in Excess of Other Assets...........         (1.9)   (117,876,855)
                                                 ------------  --------------
Net Assets......................................        100.0% $6,100,717,366
                                                 ============  ==============

-----
/1/Illiquid Security.
/2/Funding agreement subject to a seven day demand feature.
              See accompanying notes to the financial statements.

Cash Management Portolio

 Statement of Assets and Liabilities
                                                               December 31, 1999

Assets
 Investments, at Value (Amortized Cost of $6,218,594,221).......  $6,218,594,221
 Interest Receivable............................................      43,756,797
 Cash...........................................................       2,473,605
                                                                  --------------
 Total Assets...................................................   6,264,824,623
Liabilities
 Payable for Securities Purchased...............................     163,014,298
 Due to Bankers Trust...........................................       1,062,715
 Accrued Expenses and Other.....................................          30,244
                                                                  --------------
 Total Liabilities..............................................     164,107,257
                                                                  --------------
Net Assets......................................................  $6,100,717,366
                                                                  ==============
Composition of Net Assets
 Paid-in Capital................................................   6,100,717,366
                                                                  --------------
Net Assets......................................................  $6,100,717,366
                                                                  ==============

 Statement of Operations
                                            For the year ended December 31, 1999

Investment Income
 Interest........................................................  $369,010,216
                                                                   ------------
Expenses
 Advisory Fees...................................................    10,613,250
 Administration and Services Fees................................     3,539,131
 Professional Fees...............................................        22,160
 Trustees Fees...................................................         5,190
 Miscellaneous...................................................         1,625
                                                                   ------------
 Total Expenses..................................................    14,181,356
 Less: Fee Waivers or Expense Reimbursements.....................    (1,445,608)
                                                                   ------------
 Net Expenses....................................................    12,735,748
                                                                   ------------
Net Investment Income............................................   356,274,468
                                                                   ------------
Net Realized Gain from Investment Transactions...................       441,562
                                                                   ------------
Net Increase in Net Assets from Operations.......................  $356,716,030
                                                                   ============

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Statements of Changes in Net Assets

                                                 For the            For the
                                               year ended         year ended
                                            December 31, 1999  December 31, 1998
                                            -----------------  -----------------
Increase in Net Assets from:
Operations
 Net Investment Income..................... $    356,274,468   $    286,987,238
 Net Realized Gain from Investment
  Transactions.............................          441,562            320,470
                                            ----------------   ----------------
 Net Increase in Net Assets from
  Operations...............................      356,716,030        287,307,708
                                            ----------------   ----------------
Capital Transactions
 Proceeds from Capital Invested............   39,802,568,271     85,829,057,272
 Value of Capital Withdrawn................  (39,522,819,924)   (84,691,836,966)
                                            ----------------   ----------------
 Net Increase in Net Assets from Capital
  Transactions.............................      279,748,347      1,137,220,306
                                            ----------------   ----------------
 Total Increase in Net Assets..............      636,464,377      1,424,528,014
Net Assets
 Beginning of Year.........................    5,464,252,989      4,039,724,975
                                            ----------------   ----------------
 End of Year............................... $  6,100,717,366   $  5,464,252,989
                                            ================   ================

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Financial Highlights

Contained below are selected ratios to average net assets and other supplemental data for each of the years indicated for the Cash Management Portfolio.

                                    For the years ended December 31,
                         ----------------------------------------------------------
                            1999        1998        1997        1996        1995
                         ----------  ----------  ----------  ----------  ----------
Supplemental Data and
 Ratios:
Net Assets, End of Year
 (000s omitted)......... $6,100,717  $5,464,253  $4,039,725  $3,261,910  $2,615,932
Ratios to Average Net
 Assets:
 Net Investment Income..       5.04%       5.37%       5.43%       5.27%       5.77%
 Expenses After
  Waivers...............       0.18%       0.18%       0.18%       0.18%       0.18%
 Expenses Before
  Waivers...............       0.20%       0.20%       0.20%       0.20%       0.20%
 Decrease Reflected in
  Above Expense
 Ratios Due to Fee
  Waivers or Expense
  Reimbursements........       0.02%       0.02%       0.02%       0.02%       0.02%

Cash Management Portfolio

                         Notes to Financial Statements
                               December 31, 1999

Note 1--Organization and Significant Accounting Policies.

A.Organization

  The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.Security Valuation

  Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.Security Transactions and Interest Income

  Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.Repurchase Agreements

  The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.Federal Income Taxes

  The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.Other

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

  The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

  The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

  Bankers Trust has contractually agreed through April, 30, 2000 to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .18% of the average daily net assets of the Portfolio.

  In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

  At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Cash Management Portfolio

                       Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of
Cash Management Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 11, 2000

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


ProFunds(sm)
    Post Office Mailing Address For Investments:
       P.O. Box 182800
       Columbus, OH 43218-2800

    Phone Numbers:
       For Financial Professionals:   (888) PRO-5717    (888) 776-5717
       For All Others:                (888) PRO-FNDS    (888) 776-3637
       or                             (614) 470-8122
       FAX Number:                    (800) 782-4797

    Website Address: www.profunds.com








    This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


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12/99